Registration No. 33-44565


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  ______ _____

                     Post-Effective Amendment No. __13__ __X__

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. _____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa          50392
--------------------------------------------------------------------------------
            (Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code   (515) 248-3842

      M. D. Roughton, The Principal Financial Group Des Moines, Iowa 50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485

        _X_   on May 1, 1999, pursuant to paragraph (b) of Rule 485

        ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

        ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

        ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

        ___   on (date) pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

           PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
              PERSONAL VARIABLE - GROUP VARIABLE ANNUITY CONTRACTS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                         Caption in Prospectus
Part A
 1. Cover Page                Principal Life Insurance Company
                                Separate Account B Personal Variable - A Group Variable Annuity Contract For Employer Sponsored Qualified and Non-Qualified Retirement Plans

 2. Definitions               Glossary of Special Terms

 3. Synopsis                  Expense Table and Example, Summary

 4. Condensed Financial       Condensed Financial Information,
    Information                 Independent Auditors

 5. General Description       Summary, Description of
    of Registrant               Principal Life Insurance
                                Company, Principal Life
                                Insurance Company Separate Account B,
                                Voting Rights

 6. Deductions                Expense Table and Example, Summary, Deductions
                                Under the Contract, Contingent Deferred Sales Charge, Contract Administration Expense/ Recordkeeping Charge, Mortality and Expense Risks Charge, Distribution of the Contract, Other Expenses, Application Fee and Transfer Fee, Documentation Expense, Special Services

 7. General Description of    Summary, The Contract, Contract Values
    Variable Annuity Contract   and Accounting Before Annuity Commencement
                                Date, Income Benefits, Payment on Death of
                                Plan Participant, Withdrawals and Transfers,
                                Other Contractual Provisions, Contractholders'
                                Inquiries

 8. Annuity Period            Income Benefits

 9. Death Benefit             Payment on Death of Plan Participant,
                                Federal Tax Status

10. Purchases and Contract    Summary, The Contract, Contract Values and
    Value Accounting Before Annuity Commencement Date, Other Contractual Provisions, Distribution of the Contract

11. Redemptions               Summary, Income Benefits,
                                Withdrawals and Transfers

12. Taxes                     Summary, Principal Life Insurance Company
                                Separate Account B, Income Benefits,
                                Federal Tax Status

13. Legal Proceedings         Legal Proceedings

14. Table of Contents of      Table of Contents of the Statement
    the Statement of            of Additional Information
    Additional Information


Part B                       Statement of Additional Information Caption**

15. Cover Page               Principal Life Insurance Company
                               Separate Account B Personal Variable - A Group Variable Annuity Contract for Employer Sponsored Qualified and Non-Qualified Retirement Plans Issued by Principal Life Insurance Company

16. Table of Contents        Table of Contents

17. General Information      None
    and History

18. Services                 Independent Auditors**

19. Purchase of Securities   Summary**, Deductions Under
    Being Offered              the Contracts**, Withdrawals and Transfers**,
                               Distribution of the Contract**

20. Underwriters             Summary**, Distribution of the Contract**,
                               Underwriting Commissions

21. Calculation of           Calculation of Yield and Total Return
    Performance Data

22. Annuity Payments         Income Benefits**

23. Financial Statements     Financial Statements

** Prospectus caption given where appropriate.

                        PRINCIPAL LIFE INSURANCE COMPANY


                               SEPARATE ACCOUNT B

                                PERSONAL VARIABLE

                       (A Group Variable Annuity Contract

                        For Employer Sponsored Qualified

                       And Non-Qualified Retirement Plans)



           Issued by Principal Life Insurance Company (the "Company")

                          Prospectus dated May 1, 1999

     This Prospectus concisely sets forth information about Principal Life Insurance Company Separate Account B and Personal Variable (a Group Variable Annuity Contract) (the "Contract") that an investor ought to know before investing. It should be read and retained for future reference.

     Additional information about the Contracts, including a Statement of Additional Information, dated May 1, 1999, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears on page 31 of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:


                     Princor Financial Services Corporation
                                  a company of
                          the Principal Financial Group
                              Des Moines, IA 50392
                            Telephone: 1-800-633-1373



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.

                                TABLE OF CONTENTS


                                                                            Page
       Glossary of Special Terms ............................................. 4
       Expense Table and Example.............................................. 6
       Summary................................................................ 7
       Condensed Financial Information ....................................... 9
       Description of Principal Life Insurance Company .......................10
       Principal Life Insurance Company Separate Account B ...................10
       Deductions under the Contract .........................................12
           Contingent Deferred Sales Charge...................................12
           Contract Administration Expense/Recordkeeping Charge ..............13
           Mortality and Expense Risks Charge ................................14
       Other Expenses ........................................................14
           Application Fee and Transfer Fee...................................14
           Documentation Expense..............................................15
           Location Fee  .....................................................15
           Outside Asset Recordkeeping Charge.................................15
           Special Services...................................................15
       Surplus Distribution at Sole Discretion of the Company ................15
       The Contract  .........................................................15
           Contract Values and Accounting Before Annuity Commencement Date ...16
                Investment Accounts ..........................................16
                Unit Value ...................................................16
                Net Investment Factor ........................................16
                Hypothetical Example of Calculation of Unit Value for All
                    Divisions Except the Money Market Division................16
                Hypothetical Example of Calculation of Unit Value for
                     the Money Market Division................................17
           Income Benefits ...................................................17
                Variable Annuity Payments.....................................17
                    Selecting a Variable Annuity .............................17
                    Forms of Variable Annuities ..............................18
                    Basis of Annuity Conversion Rates ........................19
                    Determining the Amount of the First Variable
                         Annuity Payment......................................19
                    Determining the Amount of the Second and Subsequent
                         Monthly Variable Annuity Payments ...................19
                    Hypothetical Example of Calculation of Variable Annuity
                         Payments ............................................20
                Flexible Income Option........................................20
           Payment on Death of Plan Participant...............................21
                Prior to Annuity Purchase Date ...............................21
                Subsequent to Annuity Purchase Date ..........................21
                                                                            Page
           Withdrawals and Transfers .........................................22
                Cash Withdrawals .............................................22
                Transfers Between Divisions ..................................22
                Transfers to the Contract ....................................22
                Transfers to Companion Contract ..............................23
                Special Situation Involving Alternate Funding Agents .........23
                Postponement of Cash Withdrawal or Transfer ..................23
                Loans ........................................................23
           Other Contractual Provisions ......................................23
                Contribution Limits ..........................................23
                Assignment ...................................................23
                Cessation of Contributions ...................................24
                Substitution of Securities....................................24
                Changes in the Contract ......................................24
       Statement of Values....................................................24
       Services Available by Telephone........................................25
       Distribution of the Contract...........................................25
       Performance Calculation................................................25
       Voting Rights  ........................................................26
       Federal Tax Status.....................................................27
           Taxes Payable by Owners of Benefits and Annuitants.................27
                Tax-Deferred Annuity Plans....................................27
                Public Employee Deferred Compensation Plans...................28
                401(a) Plans..................................................28
                Creditor-Exempt Non-Qualified Plans...........................29
                General Creditor Non-Qualified Plans..........................30
           Fund Diversification...............................................30
       State Regulation  .....................................................30
       Legal Opinions    .....................................................30
       Legal Proceedings .....................................................31
       Registration Statement.................................................31
       Independent Auditors...................................................31
       Year 2000 Readiness Disclosure.......................................  31
       Contractholders' Inquiries.............................................32
       Table of Contents of the Statement of Additional Information...........32


     This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS

Account -- Series or portfolio of a Mutual Fund in which a Separate Account Division invests.

Aggregate Investment Account Value -- The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.

Annual Average Balance -- The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets that correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.

Annuity Change Factor -- The factor used to determine the change in value of a Variable Annuity in the course of payment.

Annuity Commencement Date -- The beginning date for Annuity Payments.

Annuity Premium -- The amount applied under the contract to purchase an annuity.

Annuity Purchase Date -- The date an Annuity Premium is applied to purchase an annuity.

Associated Contract -- An annuity contract issued by the Company to the same Contractholder to fund the same or a comparable Plan as determined by the Company.

Commuted Value -- The dollar value, as of a given date, of remaining Variable Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.

Companion Contract -- An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.

Contingent Deferred Sales Charge -- The charge deducted from certain cash withdrawals from an Investment Account before the Annuity Purchase Date, payments made because of a Termination of Employment or amounts transferred to an Alternate Funding Agent.

Contract Administration/Recordkeeping Charge -- A charge deducted or paid separately by the Contractholder on a quarterly basis each Deposit Year prior to the Annuity Commencement Date or on a complete redemption of Investment Accounts which correlate to a Plan Participant from the Aggregate Investment Accounts that correlate to each Plan Participant.

Contract Date -- The date this contract is effective, as shown on the face page of the contract.

Contract Year -- A period beginning on a Yearly Date and ending on the day before the next Yearly Date.

Contractholder -- The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.

Contributions -- Amounts contributed under the contract which are accepted by the Company.

Deposit Year -- The twelve-month period ending on a day selected by the Contractholder.

Division -- The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.

Employer -- The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.

Flexible Income Option -- A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.


Funding Agent -- An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract described in this prospectus. Funding Agent will also mean Principal Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract described in this prospectus to another group annuity contract issued by the Company to the Contractholder.


Internal Revenue Code ("Code") -- The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.

Investment Account -- An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.

Investment Account Value -- The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.

Mutual Fund -- A registered open-end investment company in which a Division of Separate Account B invests.

Net Investment Factor -- The factor used to determine the change in Unit Value of a Division during a Valuation Period.

Normal Income Form -- The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option described in this Prospectus, (b) for a married Plan Participant, the joint one-half survivor annuity option described in this Prospectus.

Notification -- Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles or photocopies.

Owner of Benefits -- The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.

Plan -- The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.

Plan Participant -- A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternative payee under a Qualified Domestic Relations Order, in whose name an Investment Account has been established under this contract.

Qualified Domestic Relations Order -- A Qualified Domestic Relations Order as defined in Internal Revenue Code Section 414(p)(1)(A).

Quarterly Date -- The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.

Separate Account B -- A separate account established by the Company under Iowa law to receive Contributions under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.

Termination of Employment -- A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.

Total and Permanent Disability -- The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, this term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.

Unit Value -- The value of a unit of a Division of Separate Account B.

Valuation Date -- The date as of which the net asset value of an Account is determined.

Valuation Period -- The period of time between when the net asset value of an Account is determined on one Valuation Date and when such value is determined on the next following Valuation Date.

Variable Annuity Payments -- A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.

Variable Annuity Reserves -- The reserves held for annuities in the course of payment for the Contract.

Yearly Date -- The Contract Date and the same day of each year thereafter.


EXPENSE TABLE AND EXAMPLE


     The following tables depict fees and expenses applicable to the aggregate of all Investment Accounts that correlate to a Plan Participant established under the Contract. The purpose of the table is to assist the Owner of Benefits in understanding the various costs and expenses that an Owner of Benefits will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the expenses of the Accounts in which the Separate Account invests as of the fiscal year ended December 31, 1998. The example below should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See "Deductions under the Contract."


--------------------------------------------------------------------------------
                                EXPENSE TABLE(1)

Transaction Expenses
   Sales Load Imposed on Purchases
   (as a percentage of purchase payments)            None

   Deferred Sales Load(2)
   (as a percentage of amount surrendered)
                                 For Withdrawals Occurring During
                                 Plan Participant's Year of Coverage

                     1      2       3      4       5      6       7   Thereafter
                   -------------------------------------------------------------
                   5.00%  4.25%   3.50%  2.75%   2.00%  1.25%   0.50%     0%

   Surrender Fees                None

   Exchange Fee                  None

Annual Contract Fee (3)
     Contract Administration Expense/   $34 per Plan  Participant + (.35% of the
     Recordkeeping  Charge(2)           Balance of the Investment Accounts and
                                        Outside Assets which correlate to the
                                        Plan Participant subject to a minimum
                                        annual charge of $750).(4) (5)
Separate Account Annual Expenses
     (as a percentage of average account value)
     Mortality and Expense Risk Charge(2)         .64%


Annual Expenses of Accounts
 (as a percentage of average net assets of the following accounts)
                                   Management        Other       Total Accounts
                                      Fees         Expenses      Annual Expenses
                                   ----------      --------      ---------------
   Balanced Account                   .57%            .02%            .59%
   Bond Account                       .49             .02             .51
   Capital Value Account              .43             .01             .44
   Government Securities Account      .49             .01             .50
   Growth Account                     .47             .01             .48
   International Account              .73             .04             .77
   MidCap Account                     .61             .01             .62
   Money Market Account               .50             .02             .52


 (1) In addition to the expenses described in the Expense Table, the Contractholder must pay a $925 application fee. The Contractholder must also pay a documentation expense (if applicable) and, if services are provided to multiple employee group locations, a location fee. None of these fees are deductible from Investment Accounts. (See "Other Expenses.")

 (2) The   Contingent   Deferred   Sales   Charge,    Contract    Administration
     Expense/Recordkeeping Charge and mortality and expense risks charge may be changed on 60-days notice subject to certain limitations.

 (3) Annual contract fees are charged on a quarterly basis (based on balance of Investment Accounts at the end of each quarter) or assessed upon a complete redemption of all Investment Accounts which correlate to a Plan Participant. The amount of the quarterly charge deducted from Investment Accounts which correlate to a Plan Participant will not exceed 1% of the aggregate value of such accounts as of the date the charges are deducted. The 1% limitation on the Contract Administration Expense/Recordkeeping Charge does not apply if the annual contract fees are paid by the Contractholder. See "Deductions Under the Contract."

 (4) If benefit plan reports are mailed to the Plan Participants' home address, the $34 charge will be increased to $37. If more than two 401(k) or 401(m) non-discrimination tests are provided by the Company in any Deposit Year, the $34 ($37) per Plan Participant Contract Administration Expense may be increased by 3% for each additional test. If benefit plan reports are mailed monthly instead of quarterly, the $34 ($37) charge will be increased by 24%. See "Deductions Under the Contract."

 (5) An additional $25 annual charge will be made for aggregate Investment Account Values which correlate to the Plan Participant for which a Flexible Income Option has been selected. (See "Deductions Under the Contract.")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     EXAMPLE
                        Separate Account
                            Division      1 Year   3 Years    5 Years   10 Years
                            --------      ------   -------    -------   --------
If the Investments Accounts
which correlate to a Plan
Participant are surrendered
at the end of the applicable
time period:


   The Owner of Benefits    Balanced       $71       $97       $125       $220
   would pay the following  Bond           $70       $95       $121       $212
   expenses on a $1,000     Capital Value  $69       $93       $117       $203
   investment, assuming a   Government
   5% annual return on       Securities    $70       $95       $120       $211
   assets:                  Growth         $70       $94       $119       $207
                            International  $72      $103       $134       $239
                            MidCap         $71       $98       $126       $223
                            Money Market   $70       $95       $121       $213


If the Investment Accounts
which correlate to a Plan
Participant are annuitized
at the end of the applicable
time period or rate not
surrendered:


   The Owner of Benefits    Balanced       $19       $59       $102       $220
   would pay the            Bond           $18       $57        $97       $212
   following expenses on    Capital Value  $17       $54        $93       $203
   a $1,000 investment,     Government
                             Securities    $18       $56        $97       $211
   assuming a 5% annual     Growth         $18       $55        $95       $207
   return on assets:        International  $21       $65       $111       $239
                            MidCap         $19       $60       $103       $223
                            Money Market   $18       $57        $98       $213
--------------------------------------------------------------------------------


SUMMARY

     The following summary should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

Contract Offered

     The group variable annuity contract described by this Prospectus is issued by the Company and designed to aid in retirement planning. The Contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis. As of January 1, 1998, the Contract is no longer offered.

     The Contract is generally available to fund the following types of plans:

     1. Tax Deferred Annuity Plans ("TDA Plan"). Annuity purchase plans adopted pursuant to Section 403(b) of the Code by certain organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code or are eligible public schools or colleges. Contracts are issued to Contractholders, which typically are such tax-exempt organizations or an association representing such organization or its employees. Plan Participants may obtain certain Federal income tax benefits provided under Section 403(b) of the Code. (See "Federal Tax Status.")

     2. Public Employee Deferred Compensation Plans ("PEDC Plan"). Public Employee Deferred Compensation plans or programs adopted by a unit of a state or local government and non-profit organizations pursuant to Section 457 of the Code. (See "Federal Tax Status.") Note: The contract is not currently offered to fund government 457 Plans in the state of New York.

     3. Qualified Pension or Profit-Sharing Plans ("401(a) Plans"). Plans adopted pursuant to Section 401(a) of the Code. Participants of 401(a) Plans obtain income tax benefits provided under the Code as qualified pension plans.

     4. Creditor-Exempt or General Creditor Non-Qualified Plans ("Creditor-Exempt" or "General Creditor" Plan). Employer sponsored savings, compensation or other plans the contributions for which are made without Internal Revenue Code restrictions generally applicable to qualified retirement plans. (See "Federal Tax Status.")


     The Contract were sold primarily by persons who are insurance agents of or brokers for Principal Life Insurance Company. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, which acts as distributor for the Contract. (See "Distribution of the Contract.")


Contributions

     The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

     All Contributions made pursuant to the contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of Separate Account B as directed by the Owner of Benefits. Currently, the Divisions available under the Contract are: Balanced, Bond, Capital Value, Government Securities, Growth, International, MidCap and Money Market. The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.

Separate Account B

     Each of the Divisions corresponds to one of the Accounts in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Accounts in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Accounts.

     Each of the Divisions invests only in shares of an Account of Principal Variable Contracts Fund, Inc. as indicated in the table below.

              Division                                    Account
              --------                                    -------
      Balanced Division                            Balanced Account
      Bond Division                                Bond Account
      Capital Value Division                       Capital Value Account
      Government Securities Division               Government Securities Account
      Growth Division                              Growth Account
      International Division                       International Account
      MidCap Division                              MidCap Account
      Money Market Division                        Money Market Account

Distributions, Transfers and Withdrawals

     Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

     Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this Contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may
withdraw  cash  from  the  Investment   Accounts  that  correlate  to  the  Plan
Participant at any time prior to the Plan Participant's Termination of Employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. (See "Withdrawals and Transfers.") Note that withdrawals before age 59 1/2 may involve an income tax penalty. (See "Federal Tax Status.") No withdrawals are permitted after the Annuity Purchase Date.

CONDENSED FINANCIAL INFORMATION

     Financial   statements   are  included  in  the   Statement  of  Additional
Information. Following are Unit Values for the Personal Variable Annuity Contract for the periods ended December 31.

                                             Accumulation Unit Value           Number of Accumulation Units
                                            Beginning         End              Outstanding at End of Period
                                            of Period      of Period                  (in thousands)
                                            ---------      ---------           ----------------------------
     Balanced Division
       Year Ended December 31

         1998                                $1.595          $1.771                       2,321
         1997                                 1.359           1.594                       1,775
         1996                                 1.208           1.359                       1,015
         1995                                  .975           1.208                         327
       Period Ended December 31, 1994 (1)     1.000            .975                         101
     Bond Division
       Year Ended December 31
         1998                                 1.382           1.471                         766
         1997                                 1.251           1.374                         487
         1996                                 1.229           1.251                         274
         1995                                 1.012           1.229                         124
       Period Ended December 31, 1994 (1)     1.000           1.012                           0
     Capital Value Division
       Year Ended December 31
         1998                                 2.353           2.651                       3,764
         1997                                 1.840           2.349                       3,443
         1996                                 1.498           1.840                       2,915
         1995                                 1.142           1.498                       2,336
         1994                                 1.143           1.142                       1,638
         1993                                 1.066           1.143                         504
     Government Securities Division
       Year Ended December 31
         1998                                 1.419           1.522                       1,954
         1997                                 1.289           1.414                       1,816
         1996                                 1.255           1.289                       1,936
         1995                                 1.060           1.255                       1,890
         1994                                 1.116           1.060                       1,575
         1993                                 1.020           1.116                         809
         1992 (2)                             1.000           1.020                          15
      Growth Division
       Year Ended December 31
         1998                                 1.766           2.125                       2,232
         1997                                 1.397           1.763                       1,575
         1996                                 1.249           1.397                         814
         1995                                 1.000           1.249                         278
       Period Ended December 31, 1994 (1)     1.000           1.000                           5
         1992 (2)                             1.000           1.066                          14
     International Division
       Year Ended December 31
         1998                                 1.517           1.647                       1,511
         1997                                 1.352           1.507                       1,014
         1996                                 1.087           1.352                         487
         1995                                  .957           1.087                         160
       Period Ended December 31, 1994 (1)     1.000            .957                          21
     MidCap Division
       Year Ended December 31
         1998                                 1.864           1.922                       1,918
         1997                                 1.530           1.866                       1,478
         1996                                 1.270           1.530                         830
         1995                                  .990           1.270                         288
       Period Ended December 31, 1994 (1)     1.000            .990                          14
     Money Market Division
       Year Ended December 31
         1998                                 1.223           1.278                       1,330
         1997                                 1.169           1.222                       1,056
         1996                                 1.119           1.169                         841
         1995                                 1.066           1.119                       1,143
         1994                                 1.033           1.066                         742
         1993                                 1.011           1.033                         183
         1992 (2)                             1.000           1.011                          29


      (1) Commenced operations on October 3, 1994.
      (2) Commenced operations on July 15, 1992.

DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (The "Company")

     Principal Life Insurance Company is a life insurance company with its home office at the Principal Financial Group, Des Moines, Iowa 50392, telephone number 515-247-5111. It was originally incorporated under the laws of the State of Iowa in 1879 as Bankers Life Association, changed its name to Bankers Life Company in 1911 and changed its name to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998. The Company is a company of the Principal Financial Group, a diversified family of insurance and financial services corporations.

     Principal Life Insurance Company is authorized to do business in the 50 states of the United States, the District of Columbia, the Commonwealth of Puerto Rico, and the Canadian Provinces of Alberta, British Columbia, Manitoba, Ontario and Quebec. The Company offers a full range of products and services for businesses, groups and individuals including individual insurance, pension plans and group/employee benefits. The Company has ranked in the upper one percent of life insurers in assets and premium income and has consistently received excellent ratings from the major rating firms based upon the Company's claims paying ability. The Company has $70.1 billion in assets under management and serves more than 10.1 million individuals and their families.

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


     Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B equal to the reserves and liabilities arising under the contract will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the Contract, including the promise to make Variable Annuity Payments, are general corporate obligations of the Company.

     Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.

     Separate Account B is divided into Divisions each of which invests only in shares of an Account of Principal Variable Contracts Fund, Inc. as indicated in the table below.

              Division                                    Account
      ----------------                             --------------
      Balanced Division                            Balanced Account
      Bond Division                                Bond Account
      Capital Value Division                       Capital Value Account
      Government Securities Division               Government Securities Account
      Growth Division                              Growth Account
      International Division                       International Account
      MidCap Division                              MidCap Account
      Money Market Division                        Money Market Account


      The Fund is a diversified, open-end management investment company. The investment Manager for the Fund is Principal Management Corporation (the "Manager"). The Accounts are also used to fund variable life insurance contracts. See "Eligible Purchasers" in the Fund's prospectus for a discussion of the potential risks associated with "mixed funding."

     You may allocate your net premium payments to divisions of the Separate Account and/or the Fixed Account. Currently there are eight divisions available to you. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our home office.

     Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.

     The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.


      The investment objective of the Balanced Account is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. In seeking to achieve the investment objective, the Account invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The portions of the Account's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Account's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities.

      The investment objective of the Bond Account is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk. In seeking to achieve the investment objective, the Account predominantly invests in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Account may make short-term investments from time to time as deemed prudent by the Account's Manager. Longer maturities typically provide better yields but will subject the Account to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     The investment objective of the Capital Value Account is primarily long-term capital appreciation and secondarily growth of investment income. The Account invests primarily in common stocks, but it may invest in other equity securities. In making selections for the Account's investment portfolio, the Manager uses an approach described broadly as that of fundamental analysis. In pursuit of the Account's investment objectives, investments will be made in securities which as a group appear to offer long-term prospects for capital and income growth. Securities chosen for investment may include those of companies which the Account's Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.

     The Government Securities Account has an investment objective of a high level of current income, liquidity and safety of principal. The Account seeks to achieve this objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with up to 55% of the Account's assets invested in Government National Mortgage Association Certificates ("GNMA Certificates"). Account shares, however, are not guaranteed by the United States Government. The value of the Account's investments fluctuates as interest rates change. The value rises when rates decline and falls when rates increase. Expected prepayments of mortgages included in a GNMA certificate can affect the market value of the certificate, and actual prepayments can affect the return ultimately received.

     The objective of the Growth Account is growth of capital. Realization of current income will be incidental to the objective of growth of capital. The Account will invest primarily in common stocks, but it may invest in other equity securities. In pursuit of the Account's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Account may be subject to greater risk than securities which do not have such potential.

     The investment objective of the International Account is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Account intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Account intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least three countries, one of which may be the United States. Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

     The objective of the MidCap Account is to achieve capital appreciation. The strategy of this Account is to invest primarily in common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Account's Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the MidCap Account may invest, for any period of time, in any industry, in any kind of growth-oriented company, whether new and unseasoned or well known and established.

     The Money Market Account has an investment objective of obtaining maximum current income available from short-term securities consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments. This Account invests in United States dollar denominated instruments having a maturity of 397 days or less that the Manager, subject to the oversight of the Fund's board of directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. See the Fund's prospectus for details. The value of the investments held by this Account may fluctuate, although the net asset value per share is normally expected to remain at $1.00. However, its yield will vary with changes in short-term interest rates. Over the last two decades there has been a general correlation between short-term interest rates and the cost of living, but there has been no exact correlation and for some periods such rates have declined while the cost of living has risen.

     Additional information concerning these Accounts, including their investment policies and restrictions, investment management fees and operating expenses is given in the prospectus for the Fund. A Prospectus for the Principal Variable Contracts Fund, Inc. is attached to and follows this Prospectus. It should be read carefully in conjunction with this Prospectus before investing.

     Each Division purchases shares of an Account at net asset value. In addition, all distributions made by an Account with respect to shares held by Divisions of Separate Account B are reinvested at net asset value in additional shares of the same Account. Contract benefits are provided and charges are made in effect by redeeming Account shares at net asset value. Values under the contract, both before and after the commencement of Variable Annuity Payments, will increase or decrease to reflect the investment performance of the Account and Owners of Benefits assume the risks of such change in values.

     The Company is taxed as an insurance company under the Internal Revenue Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.

DEDUCTIONS UNDER THE CONTRACT

     A Contract Administration Expense/Recordkeeping Charge and a mortality and expense risks charge are deducted under the contract. Also, in certain circumstances, a Contingent Deferred Sales Charge may be deducted from certain cash withdrawals and transfers to alternate Funding Agents from an Investment Account before the Annuity Purchase Date.

     There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.

A.   Contingent Deferred Sales Charge

     There is no initial sales charge. However, any cash withdrawal from an Investment Account which correlates to a Plan Participant before the Annuity Purchase Date, may be subject to a Contingent Deferred Sales Charge equal to a percentage of the amount being withdrawn. The percentage will be determined according to the following table:

                 Number of Years From The
                  Date First Contribution
                Which Correlates to a Plan
                 Participant is Accepted               Contingent Deferred Sales
                      by the Company                       Charge Percentage
                --------------------------             -------------------------
                          Less than 1                             5.00%
                    1 but less than 2                             4.25
                    2 but less than 3                             3.50
                    3 but less than 4                             2.75
                    4 but less than 5                             2.00
                    5 but less than 6                             1.25
                    6 but less than 7                             0.50
                            7 or more                              None

     The charge will be made by redeeming a sufficient number of units from the Investment Account or Accounts from which the withdrawal is made by an amount equal to the charge (see "Cash Withdrawals"). If the Investment Account or Accounts from which the withdrawal is made are insufficient to permit the full amount of the charge to be made, a sufficient number of units from other Investment Accounts which correlate to the Plan Participant will be redeemed on a pro rata basis in an amount equal to the charge. If the amounts in the Investment Accounts which correlate to the Plan Participant are insufficient to permit the full amount of the charge to be made, the amount of the withdrawal will be reduced by an amount equal to the charge.

     The Contingent Deferred Sales Charge does not apply to withdrawals made as a result of the Plan Participant's death or Total and Permanent Disability. The charge also does not apply to amounts paid pursuant to the Flexible Income Option that do not exceed the greater of (i) the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or (ii) 10% of the aggregate value of the Investment Accounts which correlate to a Plan Participant determined as of the last Valuation Date in the preceding Deposit Year. The charge also does not apply to transfers between Investment Accounts or transfers to a Companion Contract, transfers from a Premier Annuity Contract or to amounts applied to provide Variable Annuity Payments. The charge may apply to amounts transferred to an alternate Funding Agent. The charge does not apply to amounts redeemed to assure the plan complies with Sections 401(k) and 401(m) of the Internal Revenue Code.

     The amount of any Contingent Deferred Sales Charge will never exceed 9% of Contributions which correlate to a Plan Participant. For this purpose, a transfer from a Companion Contract will be considered a Contribution to this contract.

     The Contingent Deferred Sales Charge, when applicable, will be applied by the Company to defray sales and distribution expenses incurred by the Company. The Company may decrease or eliminate the Contingent Deferred Sales Charge if it estimates that its sales expenses will be lower. The Company will waive the Contingent Deferred Sales Charge on Contracts (except Contracts sold in the state of New York) acquired directly from the Company upon a recommendation of an independent pension consultant who charges a fee for its pension consulting services and who receives no remuneration from the Company in association with the sale of the contract. If revenues from the Contingent Deferred Sales Charge are not sufficient to cover sales expenses, the short fall could be viewed as being provided for out of other revenues or the Company's surplus, including revenues attributable to the mortality and expense risks charge.

B.   Contract Administration Expense/Recordkeeping Charge

     An annual Contract Administration Expense/Recordkeeping Charge of $34 per Plan Participant plus .35% of the Annual Balance ($750 minimum) will be assessed on a quarterly basis during each Deposit Year. The Annual Balance used to compute the charge is the aggregate value of Investment Accounts which correlate to a Plan Participant, and other Plan assets that correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), at the end of each quarter. The $34 per Plan Participant charge is increased to $37 if the Company distributes benefit plan reports directly to the homes of the Plan Participants.

     The Contract Administration Expense/Recordkeeping Charge will be assessed on the earlier of (i) the date the Investment Accounts are paid in full (a total redemption) or (ii) each Quarterly Date. One-fourth of the annual charge is normally assessed on each Quarterly Date.

     If the accounts are paid in full (a total redemption) at any time during the Deposit Year, that portion of the $34 ($37) per Plan Participant charge for the Deposit Year in which such total redemption occurs not yet paid to the Company will be assessed in full. However, the remaining part of the Contract Administration Expense/Recordkeeping Charge consisting of the .35% of the Average Annual Balance will be assessed on a pro rata basis for any fractional part of the Deposit Year.


     The recordkeeping expense will be $34 ($37). The recordkeeping expense is reduced by 10% if Plan contributions are reported in the Company's standard form by modem. Effective on the first day of the Deposit Year in 1999, an additional 5% recordkeeping charge will apply if investment changes and transfers are transmitted to the Company by paper rather than through our toll-free number (1-800-633-1373). In addition, if benefit plan reports are mailed on other than a quarterly basis the $34 ($37) per Plan Participant charge is adjusted according to the following schedule:


                Reporting Frequency         Adjustment to $34 ($37) Charge
                -------------------         ------------------------------
                      Annual                          9% decrease
                    Semi-Annual                       6% decrease
                      Monthly                        24% increase

     The $34 ($37) per Plan Participant charge is also adjusted if the Company performs more (or less) than two 401(k) and 401(m) non-discrimination tests in a Deposit Year. Such a charge is increased by 3% for each additional test and is reduced by 3% for each test not performed by the Company.

     The .35% portion of the Contract Administration Expense/Recordkeeping charge will be reduced by 10% if the Company has issued an Associated Contract to the Contractowner.

     If the Owner of Benefits chooses the Flexible Income Option, an additional charge of $25 will be assessed annually.

     The Company does not expect to recover from the charge to the extent deducted from the Investment Account Values, any amount above its accumulated expenses associated with the administration of the contracts. However, since a portion of the charge is based on a percent of Investment Account Values, amounts derived from larger Investment Accounts may to an extent cover expenses associated with smaller Investment Accounts depending upon the relative degree of Investment Account activity.

     As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all or a portion of the Contract Administration Expense/Recordkeeping Charge in response to any reasonably-based complaint the Company is unable to rectify from the Contractholder as to the quality of the services covered by such charge.

     A  Contractholder  may  agree  to pay  all  or a  portion  of the  Contract
     Administration Expense/Recordkeeping Charge separately or have the fees deducted from Investment Accounts which correlate to a Plan Participant. If the Contractholder elects to deduct these charges, the amount of the quarterly charge so deducted will not exceed 1% of the aggregate Investment Account Values which correlate to the Plan Participant at the time the charge is made.

     If deducted from Investment Accounts, the charge will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative values of such Accounts and will be effected by cancelling a number of units in each such Investment Account equal to such Account's proportionate share of the deduction.

     If the Contractholder pays the Contract Administration Expense/Recordkeeping Charge separately, the 1% limitation described above will not apply. If the Contractholder does not pay these expenses, they will be deducted from Investment Accounts.

     If the Company provides recordkeeping services for any Outside Assets, the Contractholder can elect to deduct from Investment Accounts only the $34 ($37) portion of the Contract Administration Expense/Recordkeeping Charges which correlate to inactive Plan Participants (Plan Participants who have died, retired or terminated employment or who are totally and Permanently Disabled and alternate payees under a Qualified Domestic Relations Order); Contract Administration Expense/Recordkeeping Charges for active Plan Participants must be paid separately by the Contractholder.

C.   Mortality and Expense Risks Charge

     Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the Contract. The charge is equivalent to a simple annual rate of .64%. The Company does not believe that it is possible to specifically identify that portion of the .64% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be .43% for the mortality risks and .21% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risks assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

OTHER EXPENSES

     The Contractholder is obligated to pay additional expenses associated with the acquisition and servicing of the contract in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. In no event are these expenses deductible from Investment Accounts which correlate to Plan Participants. The expenses which the Contractholder must pay if applicable include an application fee, a transfer fee, documentation expense, a location fee, Outside Asset Recordkeeping Charge and charges for special services requested by the Contractholder. As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all of these expenses or charges in response to any reasonably-based complaint from the Contractholder as to the quality of the services covered by such expenses or charges that the Company is unable to rectify.

A.   Application Fee and Transfer Fee

     A $925 application fee is charged to the Contractholder in the first Contract Year. If a Companion Contract has been issued by the Company to the Contractholder to fund the Plan, the application fee will be assessed to the Companion Contract. The total application fee paid by the
     Contractholder to obtain both contracts will not exceed $925. If the Company has issued an Associated Contract to the Contractholder to fund an employee benefit plan administered by the Company, the application fee for the contract described in this prospectus will be waived by the Company.

B.   Documentation Expense


     The Company can provide a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will be billed $125 if the Contractholder uses a Principal Financial Group Prototype for Savings Plans or Standardized Plan. If the Company provides a sample custom-written Plan, the Contractholder will be billed $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.


C.   Location Fee

     Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be billed $150 on a quarterly basis ($600 annually) for each additional employee group or location. In addition, separate contract administration/recordkeeping charges and documentation fees may apply for each employee group or location requiring separate government reports and/or sample plan documents.

D.   Outside Asset Recordkeeping Charge

     If the Company provides recordkeeping services for Plan assets which correlate to a Plan Participant other than assets under this contract or an Associated or Companion Contract ("Outside Assets"), the Company will bill the Contractholder an Outside Asset Recordkeeping Charge. The annual charge is calculated based upon the following table.

                    Number of                           Outside Asset
                  Members with                      Annual Recordkeeping
                Outside Accounts                           Expense
                ----------------             ----------------------------------
                 1-25                        $1,000
                 26-49                       $15.30  per member   +  $614.70
                 50-99                       $13.95  per member   +  $682.20
                 100-299                     $12.60  per member   +  $817.20
                 300-499                     $10.35  per member   +  $1,492.20
                 500-999                     $8.55   per member   +  $2,392.20
                 1000-2499                   $6.30   per member   +  $4,642.20
                 2500-4999                   $5.40   per member   +  $6,892.20
                 5000 and over               $4.50   per member   +  $11,392.20

     The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.

E.   Special Services

     If requested by the Contractholder, the Company may provide services not provided as part of the contract administration/recordkeeping services. The Company will charge the Contractholder the cost of providing such services.

SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

     It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.

THE CONTRACT

     The contract will normally be issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company will issue a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. The initial Contribution which correlates to a Plan Participant will be invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation Period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.

A.   Contract Values and Accounting Before Annuity Commencement Date

     1.  Investment Accounts

         An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.

         Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity Payments (b) paid to the Owner of Benefits or the beneficiary or (c) transferred in accordance with the provisions of the contract.

         Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to a Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

     2.  Unit Value

         The Unit Value for a contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of Contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.

         For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.

     3.  Net Investment Factor

         Each  Net  Investment  Factor  is  the  quantitative   measure  of  the
         investment performance of each Division of Separate Account B.

         For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

         (a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by

         (b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.64%.

         The amounts  derived from applying the rate  specified in  subparagraph
         (b) above and the amount of any taxes referred to in subparagraph (a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.

     4. Hypothetical Example of Calculation of Unit Value for All Divisions Except the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000175, which is the rate for one day that is equivalent to a simple annual rate of 0.64%. The result, 1.0013381, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013381) which produces a current Unit Value of $1.0198992.

     5. Hypothetical Example of Calculation of Unit Value for the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of .0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.

         To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of .0000175 (the proportionate rate for one day based on a simple annual rate of 0.64%). The result (1.0003137) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003137), resulting in a current Unit Value of $1.0165922.

B.   Income Benefits

     Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.

     1.  Variable Annuity Payments

         The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.

         The Annuity Commencement Date must be no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2. (See "Federal Tax Status.")

              a.  Selecting a Variable Annuity

                  Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 59 1/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.

                  At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by
                  Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments which correlate to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.

              b.  Forms of Variable Annuities

                  Because of certain restrictions contained in the Internal Revenue Code and regulations thereunder, an annuity option is not available under a Contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).

                  An Owner of Benefits may elect to have all or a portion of Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment at any time would be less than $20, the Company may, at its sole option, pay the Variable Annuity Reserves in full settlement of all benefits otherwise available.

                  Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period -- a variable annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Persons entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

                  The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.

                  Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no Annuity Payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.

                  Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years -- a variable annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Persons entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

                  Joint and Two-Thirds Survivor Variable Life Annuity -- a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.

                  Variable Life Annuity with One-Half Survivorship -- a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.

                  Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.

                  Other Options -- Other variable annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.

              c.  Basis of Annuity Conversion Rates

                  Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.

                  Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.

                  The contract described in this Prospectus offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.

                  For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001 set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as sex neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as the sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.

                  The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.

                  The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.

              d.  Determining the Amount of the First Variable Annuity Payment

                  The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.

              e. Determining the Amount of the Second and Subsequent Monthly Variable Annuity Payments

                  The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value
                  Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.

                  The Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of (1) divided by (2), below:

                  (1) The number which results from dividing (i) the  Contract's
                      Unit Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (ii) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

                  (2) An amount equal to one plus the  effective  interest  rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

              f.  Hypothetical Example of Calculation of Variable Annuity
                  Payments

                  Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by
                  1.0032288 results in an Annuity Change Factor for the month of
                  1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).

     2.  Flexible Income Option

         Instead of Variable Annuity Payments an Owner of Benefits may choose to receive income benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Aggregate Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:

         a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

         b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

         c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Value which correlates to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code.

         d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

         e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

         An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts. Payments in excess of the minimum described above may be subject to the Contingent Deferred Sales Charge.

         The Owner of Benefits may terminate the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and
         (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.

         If the Owner of Benefits chooses the Flexible Income Option, an additional charge $25.00 will be deducted annually on a pro rata basis from the Investment Accounts which correlate to the Plan Participant.

C.   Payment on Death of Plan Participant

     1.  Prior to Annuity Purchase Date

         If a Plan Participant dies prior to the Annuity Purchase Date, the Company (upon receipt of due proof of death and any waiver or consent required by applicable state law) will pay the death benefit in accordance with the provisions of the Plan. The Owner of Benefits may elect to either (1) leave the assets in the contract to the extent permitted by applicable laws; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.

         A beneficiary  may elect to have all or a part of the amount  available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.

         An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. The amount of the death benefit is determined by the terms of the Plan. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to Owners of Benefits under this contract. The beneficiary will receive a written description of the options available.

     2.  Subsequent to Annuity Purchase Date

         Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or the beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.

D.   Withdrawals and Transfers

     1.  Cash Withdrawals

         The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date subject to any charges that may be applied. The Internal Revenue Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 59 1/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 59 1/2 may involve an income tax penalty. (See "Federal Tax Status.")

         The procedure with respect to cash withdrawals is as follows:

         (a) The Plan must allow for such withdrawal.

         (b) The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

         (c) If a certificate has been issued to the Owner of Benefits the Company may require that any Notification be accompanied by such certificate.

         (d) The amount withdrawn may be subject to the Contingent Deferred Sales Charge and, in the case of a withdrawal of the Aggregate Investment Account Value, will be subject to the Contract Administration Expense/Recordkeeping Charge. If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, the amount paid will be reduced to satisfy such charges.

              Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (d) above.

                  (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)

     2.  Transfers Between Divisions

         Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution.
         Transfers may be made at any time before the Annuity Purchase Date.

         A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of Units in the Investment Account to which the transfer is made. The number of Units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.

     3.  Transfers to the Contract

         If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract described in this prospectus may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.

      4. Transfers to Companion Contract

         If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions".

     5.  Special Situation Involving Alternate Funding Agents

         The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder.

         The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers may be subject to the Contingent Deferred Sales Charge and will be subject to the Contract Administration Expense/Recordkeeping Charge.

     6.  Postponement of Cash Withdrawal or Transfer

         Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.

     7.  Loans.

         The Company will not make available a loan option for the contract described in this Prospectus.

E.   Other Contractual Provisions

     1.  Contribution Limits

         The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

     2.  Assignment

         No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts, shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.

         Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.

     3.  Cessation of Contributions

         A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.

      4. Substitution of Securities

         If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another Account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.

      5. Changes in the Contract

         The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.

         The Company may unilaterally change the contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may also add additional Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, Net Investment Factors, Annuity Change Factors; the guaranteed annuity conversion rates; the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts; the Contingent Deferred Sales Charge; and the Contract Administration Expense/Recordkeeping Charge.

         However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by any governmental agency to which the company is subject. In addition, no change on the guaranteed annuity conversion rates or the Contingent Deferred Sales Charge will be effective for any current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the Contract Administration Expense/Recordkeeping Charge will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.

         Furthermore, the Company may, on 60-days notice to the Contractholder, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.

STATEMENT OF VALUES

     The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.

SERVICES AVAILABLE BY TELEPHONE

     The  following  transactions  may be exercised by telephone by any Owner of
Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.

     Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.

DISTRIBUTION OF THE CONTRACT


     The contract, which is no longer offered, was sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, those persons were usually registered representatives of Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid for the distribution of the Contract in accordance with two separate schedules one of which provides for payment of 4.5% of Contributions scaling down for Contributions in excess of $5,000 and one which provides for payments of 3.0% of Contributions scaling down for Contributions in excess of $50,000. The contract was also sold through other selected broker-dealers registered under the Securities Exchange Act of 1934. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is a subsidiary of Principal Financial Services, Inc.


PERFORMANCE  CALCULATION

     The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

               Old Mutual Fund Name              New Corresponding Account Name
               --------------------              ------------------------------
     Principal Balanced Fund, Inc.                Balanced Account
     Principal Bond Fund, Inc.                    Bond Account
     Principal Capital Accumulation Fund, Inc.    Capital Value Account
     Principal Emerging Growth Fund, Inc.         MidCap Account
     Principal Government Securities Fund, Inc.   Government Securities Account
     Principal Growth Fund, Inc.                  Growth Account
     Principal Money Market Fund, Inc.            Money Market Account
     Principal World Fund, Inc.                   International Account

Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.

     From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects contingent deferred sales charges which, if included, would reduce the "yield" and "effective yield."

     In addition, from time to time, the Separate Account will advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of these Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield."

     Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions for these contracts. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 5% to 0% over a period of 7 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the contingent deferred sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contract" for a discussion of contingent deferred sales charges. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the Contract Administration Expense/Recordkeeping Charge in order to illustrate performance applicable to Owners of Benefits when this charge is not deducted from Investment Accounts.

VOTING RIGHTS

     The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.

     The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.

     During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.

     During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the variable annuity. The number of Account shares held in Separate Account B which are attributable to each variable annuity is determined by dividing the reserve for the variable annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the variable annuity will ordinarily decrease during the annuity period since the reserve for the variable annuity decreases due to the reduction in the expected payment period.

     Account shares for which Owners of Benefits or payees of variable annuities are entitled to give voting instructions, but for which none are received, and shares of the Fund owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.

     Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.

     If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.

FEDERAL TAX STATUS


     It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Life Insurance Company Separate Account B".)


A.   Taxes Payable by Owners of Benefits and Annuitants

     The contract offered in connection with this prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

     Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to fund Creditor-Exempt Non-qualified Retirement Plans may receive tax deferred treatment of the earnings , until distributed from the contract as retirement benefits.

     1. Tax Deferred Annuity Plans-- (Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions)

         Contributions. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Contributions do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

         An individual's voluntary salary reduction contributions under section 403(b) are generally limited to the lesser of $9,500 or 25 percent of net salary (or 20 percent of gross salary); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to approximately 25 percent of net salary. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.

         Taxation of Distributions. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).

         All distributions, other than distributions from after-tax Contributions, from a section 403(b) annuity Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following
         (1) death, (2) disability, (3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and beneficiary), and (5) distributions not in excess of tax deductible medical expenses.

         Required Distributions. Generally, distributions from section 403(b) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) under certain circumstances. If an eligible rollover distribution is taken as a direct rollover to an IRA (or another 403(b) plan) the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.

     2.  Public Employee  Deferred  Compensation  Plans--  (Section 457 Unfunded
         Deferred   Compensation   Plans  of  Public  Employers  and  Tax-Exempt
         Organizations)

         Contributions. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

         This  type of  program  allows  individuals  to defer  the  receipt  of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Assuming that the program meets the requirements to be considered a Public Employee Deferred Compensation Plan (an "PEDC Plan"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 331/3% of the individuals includible compensation. (Includible compensation means compensation from the employer which is current includible in gross income for Federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

         The amounts which are deferred may be used by the employer to purchase the contract offered by this prospectus. The contract is owned by the employer and, in fact, is subject to the claims of the employer's creditors. The employee has no present rights or vested interest in the contract and is only entitled to payment in accordance with the PEDC Plan provisions.

         Taxation of Distributions. Amounts received by an individual from an PEDC Plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

         Distributions Before Separation from Service. Distributions generally are not permitted under an PEDC Plan prior to separation from service except for unforeseeable emergencies. Emergency distributions are includible in the gross income of the individual in the year in which paid.

         Required Distributions. The minimum distribution requirements for PEDC Plans are generally the same as those for qualified plans and section 403(b) Plans, except that no amounts are exempted from minimum distribution requirements.

         Tax Free Transfers and Rollovers. Federal income tax law permits the tax free transfer of PEDC Plan amounts to another PEDC Plan, but not to an IRA or other type of plan.

     3.  401(a) Plans

         Contributions. Payments made by employers to purchase annuity contracts for qualified pension and profit sharing plans, under Section 401(a) of the Code, are excludable from the gross income of employees to the extent that the aggregate Contributions do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

         An individual's voluntary salary reduction contributions for a 401(k) plan are generally limited to $10,000 (1998 limit).

         For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 25% of includible compensation or $30,000.

         Taxation of Distributions. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.

         All distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and beneficiary), and (5) distributions not in excess of tax deductible medical expenses.

         Required Distributions. Generally, distributions from section 401(a) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan
         Participant and beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.

     4.  Creditor-Exempt Non-Qualified Plans

         Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.

         Taxation of Contract Earnings. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the contract is not taxable to the Plan Participant until received by such Plan Participant.

         Contributions. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.

         Taxation of Distributions. In general, partial withdrawals from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a pre-existing contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a pre-existing contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).

         In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.

         If a Contractholder purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, they are entitled to a deduction of the unrecovered amount on their final tax return.

         In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 59 1/2 under the contract, unless the distribution is; (1) made to a beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.

         Required Distributions. The Internal Revenue Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract for the Plan Participant must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.

         Tax-Free Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of
         Section 1035 of the Code.

     5.  General Creditor Non-Qualified Plans

         Contributions. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.

         Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder, is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Internal Revenue Code.

         Taxation of Distributions. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when paid to the individual.

B.   Fund Diversification

     Separate Account B investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.

     The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

     The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa or his representatives at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

     In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS


     Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Gregg Narber, Senior Vice President and General Counsel of the Company.


LEGAL PROCEEDINGS

     There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

     This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

INDEPENDENT AUDITORS


     The financial statements of Principal Life Insurance Company Separate Account B and the financial statements of Principal Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

YEAR 2000 READINESS DISCLOSURE

Starting in early 1995, as a corporate effort, the Company recognized the Year 2000 could have a significant impact on our operations. With the strong commitment from the Board of Directors, Chief Executive Officer and Chief Information Officer, we initiated a comprehensive plan to ensure our systems and facilities would function correctly regardless of the date on the calendar.

Assessments of our computer systems were completed in 1996. We identified 35,000 programs comprising 40 million lines of mainframe code, 1,300 PC software packages, and 400,000+ end-user PC applications that could be affected by the Year 2000.

Our analysis didn't stop there. We requested Year 2000 compliance status information from hardware and software vendors of over 1,000 PC systems and 450 mainframe systems. New purchase agreements, along with renewal agreements, have included a "Year 2000" warranty clause since 1997.

In 1997, we contacted critical service and product suppliers such as banks and utility companies regarding their Year 2000 readiness. To further assess the stability of our external supply chain, we conducted another survey in 1998, and a third evaluation of our most critical suppliers will take place in 1999.

As of December 31, 1998, 100 percent of our identified mission critical system renovations were completed, tested and in production. We expect to complete the remaining identified changes by June 30, 1999 (when we receive and install updated software releases from our outside vendors).

Full-scale testing of our systems began in March 1998 using an in-house, isolated testing facility. We include "system date manipulation" and "file aging" processes to verify a wide variety of dates before, on, and after January 1, 2000, including February 29, 2000 (leap day).

Our objective is to complete full-scale testing of all identified mission critical systems in second quarter 1999, with significant attentions to year-end and leap-year processing. Verification will continue through 1999, and into the early part of 2000, to ensure no new date related problems are introduced into previously tested or newly developed systems.

We believe our thorough systems testing process should eliminate significant date related problems that could affect our systems. We will have staff onsite during critical times to ensure a timely and accurate response to unforeseen issues which may arise.

Contingency plan development began July 1998. The methodology was documented in November 1998. We expect initial plans to be completed by March 31, 1999. These plans are being developed to address external systems and non-systems events that could affect our operations. Many of those scenarios are beyond our control, so we are identifying possible options, which will minimize their impact. We are also communicating with other entities involved to encourage their Year 2000 preparedness. We will reevaluate our contingency plans throughout the Year 2000 experience.

The cost associated with completing our Year 2000 readiness for the business unit of the Company which issues the Policy is estimated to be $1.3 - $1.6 million.

Additional   corporate  Y2K   information   can  be  found  on  our  website  at
www.principal.com/general/faqy2k.htm.


CONTRACTHOLDERS' INQUIRIES


     Contractholders' inquiries should be directed to Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-0200, (515) 247-5711.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     The table of contents for the Statement of Additional Information is provided below.

                                TABLE OF CONTENTS
                                                                            Page
     Independent Auditors......................................................3

     Underwriting Commissions..................................................3

     Calculation of Yield and Total Return.....................................3


     Principal Life Insurance Company Separate Account B


              Report of Independent Auditors...................................7

              Financial Statements.............................................8


     Principal Life Insurance Company


              Report of Independent Auditors..................................31

              Financial Statements............................................32

     To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:


                     Princor Financial Services Corporation
                                  a company of
                          the Principal Financial Group
                            Des Moines, IA 50392-0200
                            Telephone: 1-800-633-1373


                                    PART B


               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


            PERSONAL VARIABLE (A GROUP VARIABLE ANNUITY CONTRACT FOR

         EMPLOYER SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENTPLANS)



                       Statement of Additional Information


                                dated May 1, 1999


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Personal Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 1999.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:




                     Princor Financial Services Corporation
                                  a company of
                          the Principal Financial Group
                           Des Moines Iowa 50392-0200
                            Telephone: 1-800-633-1373



                                TABLE OF CONTENTS


Independent Auditors .......................................................  3

Underwriting Commissions ...................................................  3

Calculation of Yield and Total Return.......................................  3


Principal Life Insurance Company Separate Account B

        Report of Independent Auditors......................................  7

        Financial Statements................................................  8

Principal Life Insurance Company

        Report of Independent Auditors...................................... 31

        Financial Statements................................................ 32



INDEPENDENT AUDITORS


Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company and perform audit and accounting services for Separate Account B and the Principal Life Insurance Company.


UNDERWRITING COMMISSIONS

Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:


       Year                      Paid To                    Retained by
       ----                      -------                    -----------
       1998                   $13,709,101.12                    _
       1997                   $11,491,356.06                   $340.24
       1996                   $11,090,837.12                $14,528.47
       1995                    $5,326,848.77                $26,014.78


CALCULATION OF YIELD AND TOTAL RETURN

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

           Old Mutual Fund Name                   New Corresponding Account Name
           --------------------                   ------------------------------
     Principal Balanced Fund, Inc.               Balanced Account
     Principal Bond Fund, Inc.                   Bond Account
     Principal Capital Accumulation Fund, Inc.   Capital Value Account
     Principal Emerging Growth Fund, Inc.        MidCap Account
     Principal Government Securities Fund, Inc.  Government Securities Account
     Principal Growth Fund, Inc.                 Growth Account
     Principal Money Market Fund, Inc.           Money Market Account
     Principal World Fund, Inc.                  International Account

Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments that, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 1998, the 7-day annualized and effective yields were 4.01% and 4.15%, respectively.


From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 5% to 0% over a period of 7 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that does not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contract" for a discussion of contingent deferred sales charges.


Assuming the contract had been offered as of the dates indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 1998 are:

                                     With Contingent Deferred                   Without Contingent Deferred
                                           Sales Charge                                Sales Charge
                                    --------------------------                  ---------------------------
                                      One      Five       Ten                    One       Five        Ten
                                     Year      Year      Year                   Year       Year       Year
                                    ------     -----     -----                  -----      -----      -----
Balanced Division                    6.24      11.43     11.18                  10.97      11.72      11.18
Bond Division                        2.21       6.41      8.34                   6.76       6.68       8.34
Capital Value Division               7.80      17.65     13.97                  12.60      17.95      13.97
Government Securities Division       2.76       5.78      8.23                   7.34       6.05       8.23
Growth Division                     15.18      18.00(1)    N/A                  20.31      18.52(1)     N/A
International Division               4.39      10.69(1)    N/A                   9.03      11.18(1)     N/A
MidCap Division                     (1.59)     13.58     15.16                   2.79      13.87      15.16
Money Market Division               (0.10)      3.75      4.35                   4.34       4.02       4.35

(1) Period from May 2, 1994 - December 31, 1998

Assuming the contract had been offered as of the dates indicated in the table below and assuming the Contract Administration Expense/Recordkeeping Charge is not deducted from Investment Accounts, the hypothetical average annual total returns for the periods ending December 31, 1998 are:

                                     With Contingent Deferred                   Without Contingent Deferred
                                           Sales Charge                                Sales Charge
                                    --------------------------                  ---------------------------
                                      One      Five       Ten                    One       Five       Ten
                                     Year      Year       Year                  Year       Year       Year
                                    ------     -----     -----                  -----      -----      -----
Balanced Division                    6.48      11.79     11.70                  11.20      12.07      11.70
Bond Division                        2.45       6.75      8.84                   7.00       7.02       8.84
Capital Value Division               8.06      18.03     14.49                  12.86      18.33      14.49
Government Securities Division       3.01       6.12      8.73                   7.58       6.39       8.73
Growth Division                     15.46      18.26(1)    N/A                  20.58      18.77(1)     N/A
International Division               4.64      10.94(1)    N/A                   9.28      11.42(1)     N/A
MidCap Division                     -1.35      13.95     15.56                   3.02      14.24      15.56
Money Market Division                0.14       4.09      4.83                   4.58       4.35       4.83

(1) Period from May 2, 1994 - December 31, 1998



                         Report of Independent Auditors





Board of Directors and Participants
Principal Life Insurance Company


We have audited the accompanying statement of net assets of Principal Life Insurance Company Separate Account B (comprising, respectively, the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value [formerly Capital
Accumulation], Government Securities, Growth, International [formerly World], MidCap [formerly Emerging Growth], and Money Market Divisions; and, beginning May 1, 1998 [date operations commenced], the International SmallCap, MicroCap, MidCap Growth, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities Divisions) as of December 31, 1998, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa
January 29, 1999

                            Principal Life Insurance
                           Company Separate Account B

                             Statement of Net Assets

                                December 31, 1998




Assets
Investments:
   Aggressive Growth Division:
     Aggressive Growth Account - 11,371,446 shares at net asset value of $18.33 per share (cost - $178,267,259)
                                                             $   208,438,611
   Asset Allocation Division:
     Asset Allocation Account - 5,104,252 shares at net asset value of $12.30 per share (cost - $60,233,970)
                                                                     62,782,299
   Balanced Division:
     Balanced Account - 11,546,085 shares at net asset value
       of $16.25 per share (cost - $174,579,287)
                                                                  187,623,872
   Bond Division:
     Bond Account - 9,732,261 shares at net asset value of $12.02 per share
        (cost -$115,148,744)
                                                                 116,981,771
   Capital Value Division:
     Capital Value Account - 9,635,914 shares at net asset value of $37.19 per share (cost - $302,231,124)
                                                                 358,359,614
   Government Securities Division:
     Government Securities Account - 12,410,577 shares at
       net asset value of $11.01 per share (cost - $132,699,642)
                                                                 136,640,443
   Growth Division:
     Growth Account - 12,388,261 shares at net asset value of
       $20.46 per share (cost - $183,113,548)
                                                                 253,463,838
   International Division:
     International Account - 9,965,227 shares at net asset value of
       $14.51 per share (cost - $128,347,758)
                                                                 144,595,446
   International SmallCap Division:
     International SmallCap Account - 417,619 shares at net asset value of $9.00 per share (cost - $3,801,982)
                                                                   3,758,570
   MicroCap Division:
     MicroCap Account - 140,266 shares at net asset value of
       $8.17 per share (cost - $1,225,445)
                                                                   1,145,974
   MidCap Division:
     MidCap Account - 6,771,410 shares at net asset value of
       $34.37 per share (cost - $198,836,712)
                                                                 232,733,374
   MidCap Growth Division:
     MidCap Growth Account - 351,189 shares at net asset value
       of $9.65 per share (cost - $3,104,721)
                                                                   3,388,971
   Money Market Division:
     Money Market Account - 73,597,012 shares at net asset value of $1.00 per share (cost - $73,597,012)
                                                                  73,597,012

See accompanying notes.

Assets (continued)
   Real Estate Division:
     Real Estate Account - 199,858 shares at net asset value of $9.07 per share (cost - $1,857,915)
                                                           $       1,812,711
   SmallCap Division:
     SmallCap Account - 442,796 shares at net asset value of $8.21 per share (cost - $3,515,041)
                                                                   3,635,355
   SmallCap Growth Division:
     SmallCap Growth Account - 316,865 shares at net asset value of $10.10 per share (cost - $2,744,450)
                                                                   3,200,338
   SmallCap Value Division:
     SmallCap Value Account - 309,231 shares at net asset value of $8.34 per share (cost - $2,559,608)
                                                                   2,578,984
   Utilities Division:
     Utilities Account - 670,534 shares at net asset value of $10.93 per share
       (cost - $6,711,416)
                                                                   7,328,933

                                                          ======================
Net assets                                                    $1,802,066,116

                                                          ======================

                            Principal Life Insurance
                           Company Separate Account B

                       Statement of Net Assets (continued)

                                December 31, 1998

                                                            Unit
                                              Units         Value
                                             ------------------------
Net assets are represented by:
   Aggressive Growth Division:
     Contracts in accumulation period:
     The Principal Variable Annuity           7,485,637    $27.85       $208,438,611

   Asset Allocation Division:
     Contracts in accumulation period:
     The Principal Variable Annuity           3,761,735     16.69         62,782,299

   Balanced Division:
     Contracts in accumulation period:
       Personal Variable                      2,321,229      1.77          4,109,836
       Premier Variable                      14,770,828      1.79         26,396,964
       The Principal Variable Annuity         8,903,277     17.65        157,117,072
                                                                        ------------
                                                                        ------------
                                                                         187,623,872
   Bond Division:
     Contracts in accumulation period:
       Personal Variable                        765,780      1.47          1,126,185
       Premier Variable                       6,013,799      1.48          8,926,784
       The Principal Variable Annuity         7,498,613     14.26        106,928,802
                                                                        ------------
                                                                        ------------
                                                                         116,981,771
   Capital Value Division:
     Currently payable annuity contracts:
       Bankers Flexible Annuity                   4,299     31.50            135,398
       Pension Builder Plus - Rollover IRA       54,872      6.51            357,449
                                                                        ------------
                                                                             492,847
     Contracts in accumulation period:
       Bankers Flexible Annuity                 221,262     31.50          6,970,904
       Pension Builder Plus                   1,288,464      5.88          7,572,342
       Pension Builder Plus - Rollover IRA      293,222      6.51          1,907,883
       Personal Variable                      3,764,848      2.65          9,982,371
       Premier Variable                      22,328,019      2.69         60,046,505
       The Principal Variable Annuity        11,720,185     23.16        271,386,762
                                                                        ------------
                                                                         357,866,767
                                                                        ------------
                                                                         358,359,614
   Government Securities Division:
     Contracts in accumulation period:
       Pension Builder Plus                     488,033      2.17          1,061,229
       Pension Builder Plus - Rollover IRA      151,353      2.31            348,924
       Personal Variable                      1,953,940      1.52          2,973,074
       Premier Variable                       8,358,244      1.54         12,899,067
       The Principal Variable Annuity         8,553,946     13.95        119,358,149
                                                                        ------------
                                                                         136,640,443
   Growth Division:
     Contracts in accumulation period:
       Personal Variable                      2,232,330      2.13          4,744,796
       Premier Variable                      16,370,833      2.15         35,121,256
       The Principal Variable Annuity         9,862,571     21.66        213,597,786
                                                                        ------------
                                                                         253,463,838

See accompanying notes.

                                                                                 Unit
                                                                   Units         Value
                                                              ----------------------------
                                                              ----------------------------
Net assets are represented by:
   International Division:
     Contracts in accumulation period:
       Personal Variable                                           1,510,915     $1.65     $    2,488,857
       Premier Variable                                            9,442,447      1.66         15,699,547
       The Principal Variable Annuity                              7,865,745     16.07        126,407,042
                                                                                           --------------
                                                                                              144,595,446
   International SmallCap Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                418,654      8.98          3,758,570

   MicroCap Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                141,369      8.11          1,145,974

   MidCap Division:
     Contracts in accumulation period:
       Personal Variable                                           1,917,499      1.92          3,685,468
       Premier Variable                                           12,204,415      1.94         23,677,140
       The Principal Variable Annuity                             10,738,428     19.12        205,370,766
                                                                                           --------------
                                                                                              232,733,374
   MidCap Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                352,022      9.63          3,388,971

   Money Market Division:
     Contracts in accumulation period:
       Pension Builder Plus                                          369,783      1.96            723,423
       Pension Builder Plus - Rollover IRA                            10,667      2.05             21,829
       Personal Variable                                           1,329,920      1.28          1,695,975
       Premier Variable                                            9,868,681      1.30         12,764,651
       The Principal Variable Annuity                              4,904,753     11.91         58,391,134
                                                                                           --------------
                                                                                               73,597,012
   Real Estate Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                195,435      9.28          1,812,711

   SmallCap Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                458,539      7.93          3,635,355

   SmallCap Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                314,420     10.18          3,200,338

   SmallCap Value Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                305,572      8.44          2,578,984

   Utilities Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                639,299     11.46          7,328,933
                                                                                           ==============
Net assets                                                                                 $1,802,066,116
                                                                                           ==============

                        Principal Life Insurance Company
                               Separate Account B

                             Statement of Operations

                          Year ended December 31, 1998


                                                                          Aggressive     Asset Allocation
                                                                        Growth Division      Division
                                                        Combined
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
Investment income
Income:
   Dividends                                            $ 35,563,154        $   386,909       $1,492,404
   Capital gains distributions                            50,235,913         10,088,357        1,853,405
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
Total income                                              85,799,067         10,475,266        3,345,809

Expenses:
   Mortality and expense risks                            17,696,159          2,218,045          702,097
   Administration charges                                    552,069            116,130            7,655
   Contingent sales charges                                1,597,700            206,988           72,030
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
                                                          19,845,928          2,541,163          781,782
                                                   --------------------------------------------------------
                                                   --------------------------------------------------------
Net investment income (loss)                              65,953,139          7,934,103        2,564,027

Realized and unrealized gains (losses) on
investments
Net realized gains (losses) on investments
                                                          12,416,637          2,390,605          109,943
Change in net unrealized appreciation/
   depreciation of investments                            69,585,710         16,690,371        1,193,914
                                                   --------------------------------------------------------
                                                   ========================================================
Net increase (decrease) in net assets resulting
   from operations                                      $147,955,486        $27,015,079       $3,867,884
                                                   ========================================================



See accompanying notes.

                                                                                                  Capital          Government
                                                              Balanced            Bond             Value            Securities
                                                              Division          Division          Division           Division
                                                        -------------------------------------------------------------------------
                                                        -------------------------------------------------------------------------
Investment income
Income:
   Dividends                                                 $ 5,238,471       $5,971,195        $ 6,429,904       $6,927,074
   Capital gains distributions                                 5,863,051           62,033         12,255,065                -
                                                        -------------------------------------------------------------------------
                                                        -------------------------------------------------------------------------
Total income                                                  11,101,522        6,033,228         18,684,969        6,927,074

Expenses:
   Mortality and expense risks                                 1,755,460        1,099,671          3,396,860        1,319,686
   Administration charges                                         38,695           15,794            174,201           29,797
   Contingent sales charges                                      142,069           98,023            248,388          119,994
                                                        -------------------------------------------------------------------------
                                                        -------------------------------------------------------------------------
                                                               1,936,224        1,213,488          3,819,449        1,469,477
                                                        -------------------------------------------------------------------------
                                                        -------------------------------------------------------------------------
Net investment income (loss)                                   9,165,298        4,819,740         14,865,520        5,457,597

Realized and unrealized gains (losses) on
investments
Net realized gains (losses) on investments
                                                                 612,459          256,093          3,370,612          519,217
Change in net unrealized appreciation/
   depreciation of investments                                 5,916,307          403,378         16,709,725        1,581,620
                                                        -------------------------------------------------------------------------
                                                        -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                           $15,694,064       $5,479,211        $34,945,857       $7,558,434
                                                        =========================================================================



                                                                  Growth         International
                                                                 Division          Division
                                                        ---------------------------------------
                                                        ---------------------------------------
Investment income
Income:
   Dividends                                                   $ 2,527,666       $2,324,284
   Capital gains distributions                                   2,405,834        4,824,427
                                                        ---------------------------------------
                                                        ---------------------------------------
Total income                                                     4,933,500        7,148,711

Expenses:
   Mortality and expense risks                                   2,326,505        1,572,370
   Administration charges                                           70,201           22,222
   Contingent sales charges                                        181,708          133,172
                                                        ---------------------------------------
                                                        ---------------------------------------
                                                                 2,578,414        1,727,764
                                                        ---------------------------------------
                                                        ---------------------------------------
Net investment income (loss)                                     2,355,086        5,420,947

Realized and unrealized gains (losses) on
investments
Net realized gains (losses) on investments
                                                                 2,312,393        1,240,861
Change in net unrealized appreciation/
   depreciation of investments                                  32,170,680        3,163,616
                                                        ---------------------------------------
                                                        ---------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                             $36,838,159       $9,825,424
                                                        =======================================

                        Principal Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                          Year ended December 31, 1998

                                          International                                                 MidCap
                                       SmallCap Division*      MicroCap            MidCap               Growth
                                                               Division*          Division             Division*
                                       ----------------------------------------------------------------------------
                                       ----------------------------------------------------------------------------
 Investment income
 Income:
 Dividends                                    $  9,794         $   4,786         $ 1,368,645           $      -
 Capital gains distributions                         -                 -          12,883,741                  -
                                       ----------------------------------------------------------------------------
                                       ----------------------------------------------------------------------------
 Total income                                    9,794             4,786          14,252,386                  -

 Expenses:
 Mortality and expense risks                    16,991             6,089           2,595,067             12,207
 Administration charges                            210               126              59,714                245
 Contingent sales charges                           87               378             249,206              1,273
                                       ----------------------------------------------------------------------------
                                       ----------------------------------------------------------------------------
                                                17,288             6,593           2,903,987             13,725
                                       ----------------------------------------------------------------------------
                                       ----------------------------------------------------------------------------
 Net investment income (loss)                   (7,494)           (1,807)         11,348,399            (13,725)

Realized and unrealized gains
(losses) on investments
 Net realized gains (losses) on
   investments                                 (34,310)          (30,669)          1,666,097             (8,805)
 Change in net unrealized
   appreciation/depreciation of
   investments                                 (43,412)          (79,471)         (9,573,159)           284,250
                                       ----------------------------------------------------------------------------
                                       ============================================================================
 Net increase (decrease) in net
   assets resulting from operations
                                              $(85,216)        $(111,947)        $ 3,441,337           $261,720
                                       ============================================================================


                                            Money                                           SmallCap Growth   SmallCap Value
                                       Market Division     Real Estate        SmallCap         Division*         Division*
                                                            Division*        Division*
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
 Investment income
 Income:
 Dividends                                 $2,711,098         $53,265           $    338         $      -           $ 9,921
 Capital gains distributions                        -               -                  -                -                 -
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
 Total income                               2,711,098          53,265                338                -             9,921

 Expenses:
 Mortality and expense risks                  607,616           7,997             13,571           11,177            10,196
 Administration charges                        15,992             131                228              166               159
 Contingent sales charges                     142,955             193                 87              338               303
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
                                              766,563           8,321             13,886           11,681            10,658
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
 Net investment income (loss)               1,944,535          44,944            (13,548)         (11,681)             (737)

Realized and unrealized gains
(losses) on investments
 Net realized gains (losses) on
   investments                                      -          (1,854)            (4,971)           1,417            (6,817)
 Change in net unrealized
   appreciation/depreciation of
   investments                                      -         (45,204)           120,314          455,888            19,376
                                      ---------------------------------------------------------------------------------------------
                                      ---------------------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from operations        $1,944,535         $(2,114)          $101,795         $445,624           $11,822
                                      =============================================================================================



                                       Utilities
                                       Division*
                                     ----------------
                                     ----------------
 Investment income
 Income:
 Dividends                               $107,400
 Capital gains distributions                    -
                                     ----------------
                                     ----------------
 Total income                             107,400

 Expenses:
 Mortality and expense risks               24,554
 Administration charges                       403
 Contingent sales charges                     508
                                     ----------------
                                     ----------------
                                           25,465
                                     ----------------
                                     ----------------
 Net investment income (loss)              81,935

Realized and unrealized gains
(losses) on investments
 Net realized gains (losses) on
   investments                             24,366
 Change in net unrealized
   appreciation/depreciation of
   investments                            617,517
                                     ----------------
                                     ----------------
 Net increase (decrease) in net
   assets resulting from operations      $723,818
                                     ================


*   Commenced operations May 1, 1998.


See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                                                                       Aggressive        Asset
                                                                        Growth         Allocation       Balanced
                                                     Combined          Division         Division        Division
                                                 ------------------------------------------------------------------
Net assets at January 1, 1997                       $ 806,097,603     $72,827,189     $30,022,679      $75,478,532
Increase (decrease) in net assets
Operations:
   Net investment income                               70,282,286      16,875,413      4,939,230         9,943,711
   Net realized gains on investments                    5,671,902         464,006         63,749           453,888
   Change in net unrealized appreciation/
     depreciation of investments                      102,587,382       9,210,372        744,626         4,610,751
                                                 ------------------------------------------------------------------
                                                 ------------------------------------------------------------------
Net increase in net assets resulting from             178,541,570      26,549,791      5,747,605        15,008,350
   operations
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes        627,937,841      59,917,348     16,705,667        53,714,866
   Contract terminations                              (55,874,169)     (3,178,242)    (1,163,611)       (4,281,984)
   Death benefit payments                              (4,316,597)       (405,803)       (51,804)         (958,828)
   Flexible withdrawal option payments                 (7,524,649)       (555,143)      (424,697)       (1,011,471)
   Transfer payments to other contracts              (256,636,172)    (11,197,324)    (2,323,881)      (10,850,210)
   Annuity payments                                       (42,217)              -              -                 -
                                                 ------------------------------------------------------------------
                                                 ------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                             303,544,037      44,580,836     12,741,674        36,612,373
                                                 ------------------------------------------------------------------
                                                 ------------------------------------------------------------------
Total increase                                        482,085,607      71,130,627     18,489,279        51,620,723
                                                 ------------------------------------------------------------------
                                                 ------------------------------------------------------------------
Net assets at December 31, 1997                     1,288,183,210     143,957,816     48,511,958       127,099,255
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                        65,953,139       7,934,103      2,564,027         9,165,298
   Net realized gains (losses) on investments          12,416,637       2,390,605        109,943           612,459
   Change in net unrealized appreciation/
     depreciation of investments                       69,585,710      16,690,371      1,193,914         5,916,307
                                                 ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    147,955,486      27,015,079      3,867,884        15,694,064
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes        880,179,184      89,426,487     20,700,753        75,135,480
   Contract terminations                              (82,987,332)     (7,493,332)    (2,607,601)       (7,275,303)
   Death benefit payments                              (6,720,662)       (574,590)      (356,750)         (782,491)
   Flexible withdrawal option payments                (13,530,855)     (1,052,669)      (647,508)       (2,009,052)
   Transfer payments to other contracts              (410,965,015)    (42,840,180)    (6,686,437)      (20,238,081)
   Annuity payments                                       (47,900)              -              -                 -
                                                 ------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                             365,927,420      37,465,716     10,402,457        44,830,553
                                                 ------------------------------------------------------------------
Total increase                                        513,882,906      64,480,795     14,270,341        60,524,617
                                                 ==================================================================
Net assets at December 31, 1998                    $1,802,066,116    $208,438,611    $62,782,299      $187,623,872
                                                 ==================================================================

* Commenced operations May 1, 1998.

See accompanying notes.

                                                                                             Government
                                                                           Capital Value     Securities       Growth
                                                         Bond Division       Division        Division        Division
                                                      ------------------------------------------------------------------
Net assets at January 1, 1997                            $ 51,156,727     $164,206,061     $ 80,421,152   $ 98,430,386
Increase (decrease) in net assets
Operations:
   Net investment income                                    3,568,462       20,413,652        4,278,724      1,112,338
   Net realized gains on investments                          110,974        2,848,843          274,681        452,453
   Change in net unrealized appreciation/
     depreciation of investments                            1,830,541       27,562,078        2,797,737     27,128,828
                                                      ------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                               5,509,977       50,824,573        7,351,142     28,693,619
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes             29,283,340       88,457,676       25,613,735     53,502,269
   Contract terminations                                   (2,130,683)     (18,056,258)      (5,656,444)    (4,866,079)
   Death benefit payments                                    (265,662)        (501,663)        (615,089)      (543,121)
   Flexible withdrawal option payments                       (880,841)        (965,075)      (1,128,199)      (731,944)
   Transfer payments to other contracts                    (9,182,990)     (14,671,351)     (13,132,281)    (8,671,205)
   Annuity payments                                                 -          (42,217)               -              -
                                                      ------------------------------------------------------------------
                                                      ------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                                  16,823,164       54,221,112        5,081,722     38,689,920
                                                      ------------------------------------------------------------------
                                                      ------------------------------------------------------------------
Total increase                                             22,333,141      105,045,685       12,432,864     67,383,539
                                                      ------------------------------------------------------------------
                                                      ------------------------------------------------------------------
Net assets at December 31, 1997                            73,489,868      269,251,746       92,854,016    165,813,925
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                             4,819,740       14,865,520        5,457,597      2,355,086
   Net realized gains (losses) on investments                 256,093        3,370,612          519,217      2,312,393
   Change in net unrealized appreciation/
     depreciation of investments                              403,378       16,709,725        1,581,620     32,170,680
                                                      ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                          5,479,211       34,945,857        7,558,434     36,838,159
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes             58,231,814      104,873,017       63,571,935     84,755,953
   Contract terminations                                   (4,182,861)     (20,291,443)      (6,906,897)    (9,260,589)
   Death benefit payments                                    (501,389)      (1,069,753)        (712,491)      (806,053)
   Flexible withdrawal option payments                     (1,522,331)      (2,067,909)      (1,740,621)    (1,381,999)
   Transfer payments to other contracts                   (14,012,541)     (27,234,001)     (17,983,933)   (22,495,558)
   Annuity payments                                                 -          (47,900)               -              -
                                                      ------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                                  38,012,692       54,162,011       36,227,993     50,811,754
                                                      ------------------------------------------------------------------
Total increase                                             43,491,903       89,107,868       43,786,427     87,649,913
                                                      ------------------------------------------------------------------
Net assets at December 31, 1998                          $116,981,771     $358,359,614     $136,640,443   $253,463,838
                                                      ==================================================================

* Commenced operations May 1, 1998.

See accompanying notes.

                                                                   International
                                                   International       SmallCap
                                                     Divisional       Division*
                                                 -------------------------------
Net assets at January 1, 1997                      $  70,528,972         $    -
Increase (decrease) in net assets
Operations:
   Net investment income                               4,371,904              -
   Net realized gains on investments                     495,943              -
   Change in net unrealized appreciation/
     depreciation of investments                       2,593,492              -
                                                 -------------------------------
Net increase in net assets resulting from
   operations                                          7,461,339              -
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes        57,394,881              -
   Contract terminations                              (3,938,573)             -
   Death benefit payments                               (333,151)             -
   Flexible withdrawal option payments                  (438,591)             -
   Transfer payments to other contracts               (9,238,723)             -
   Annuity payments                                            -              -
                                                 -------------------------------
                                                 -------------------------------
Increase (decrease) in net assets from
   principal transactions                             43,445,843              -
                                                 -------------------------------
                                                 -------------------------------
Total increase                                        50,907,182
                                                 -------------------------------
                                                 -------------------------------
Net assets at December 31, 1997                      121,436,154              -
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                        5,420,947         (7,494)
   Net realized gains (losses) on investments          1,240,861        (34,310)
   Change in net unrealized appreciation/
     depreciation of investments                       3,163,616        (43,412)
                                                 -------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     9,825,424        (85,216)
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes        43,354,442      4,389,570
   Contract terminations                              (6,288,874)        (3,166)
   Death benefit payments                               (361,156)             -
   Flexible withdrawal option payments                  (842,431)        (8,380)
   Transfer payments to other contracts              (22,528,113)      (534,238)
   Annuity payments                                            -              -
                                                 -------------------------------
Increase (decrease) in net assets from
   principal transactions                             13,333,868      3,843,786
                                                 -------------------------------
Total increase                                        23,159,292      3,758,570
                                                 -------------------------------
Net assets at December 31, 1998                     $144,595,446     $3,758,570
                                                 ===============================

* Commenced operations May 1, 1998.

See accompanying notes.






                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)



                                                                                          MidCap         Money
                                                     MicroCap          MidCap             Growth         Market
                                                    Division*         Division          Division*       Division
                                                 -----------------------------------------------------------------
Net assets at January 1, 1997                                $       $122,287,543             $        $40,738,362
Increase (decrease) in net assets
Operations:
   Net investment income                                      -         3,233,729              -         1,545,123
   Net realized gains on investments                          -           507,365              -                 -
   Change in net unrealized appreciation/
     depreciation of investments                              -        26,108,957              -                 -
                                                 -----------------------------------------------------------------
                                                 -----------------------------------------------------------------
Net increase in net assets resulting from                     -        29,850,051              -         1,545,123
   operations
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes                -        71,186,197              -       172,161,862
   Contract terminations                                      -        (6,477,064)             -        (6,125,231)
   Death benefit payments                                     -          (451,603)             -          (189,873)
   Flexible withdrawal option payments                        -          (790,604)             -          (598,084)
   Transfer payments to other contracts                       -       (11,516,457)             -      (165,851,750)
   Annuity payments                                           -                 -              -                 -
                                                 -----------------------------------------------------------------
                                                 -----------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                                     -        51,950,469              -          (603,076)
                                                 ------------------------------------------------------------------
                                                 ------------------------------------------------------------------
Total increase                                                -        81,800,520              -           942,047
                                                 ------------------------------------------------------------------
                                                 ------------------------------------------------------------------
Net assets at December 31, 1997                               -       204,088,063              -        41,680,409
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                          (1,807)       11,348,399        (13,725)        1,944,535
   Net realized gains (losses) on investments           (30,669)        1,666,097         (8,805)                -
   Change in net unrealized appreciation/
     depreciation of investments                        (79,471)       (9,573,159)       284,250                 -
                                                 ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     (111,947)        3,441,337        261,720         1,944,535
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes        1,525,355        66,169,872      3,381,739       245,196,048
   Contract terminations                                (13,672)      (11,333,222)       (46,096)       (7,232,550)
   Death benefit payments                                     -          (893,824)             -          (658,257)
   Flexible withdrawal option payments                     (764)       (1,395,916)        (5,134)         (797,929)
   Transfer payments to other contracts                (252,998)      (27,342,936)      (203,258)     (206,535,244)
                                                 ------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                             1,257,921        25,203,974      3,127,251        29,972,068
                                                 ------------------------------------------------------------------
Total increase                                        1,145,974        28,645,311      3,388,971        31,916,603
                                                 ==================================================================
Net assets at December 31, 1998                      $1,145,974      $232,733,374     $3,388,971       $73,597,012
                                                 ==================================================================

* Commenced operations May 1, 1998.

See accompanying notes.

                                                                                                    SmallCap
                                                         Real Estate              SmallCap           Growth        SmallCap Value
                                                          Division*               Division*         Division*         Division*
                                                       ------------------------------------------------------------------------
Net assets at January 1, 1997                          $        -           $        -         $        -        $        -
Increase (decrease) in net assets
Operations:
   Net investment income                                        -                    -                  -                 -
   Net realized gains on investments                            -                    -                  -                 -
   Change in net unrealized appreciation/
     depreciation of investments                                -                    -                  -                 -
Net increase in net assets resulting from
   operations                                                   -                    -                  -                 -
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes                  -                    -                  -                 -
   Contract terminations                                        -                    -                  -                 -
   Death benefit payments                                       -                    -                  -                 -
   Flexible withdrawal option payments                          -                    -                  -                 -
   Transfer payments to other contracts                         -                    -                  -                 -
   Annuity payments                                             -                    -                  -                 -
                                                       ------------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                                       -                    -                  -                 -
                                                       ------------------------------------------------------------------------
Total increase                                                  -                    -                  -                 -
                                                       ------------------------------------------------------------------------
Net assets at December 31, 1997                                 -                    -                  -                 -
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                            44,944              (13,548)           (11,681)             (737)
   Net realized gains (losses) on investments              (1,854)              (4,971)             1,417            (6,817)
   Change in net unrealized appreciation/
     depreciation of investments                          (45,204)             120,314            455,888            19,376
                                                       ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                         (2,114)             101,795            445,624            11,822
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes          1,979,207            3,787,231          3,229,155         2,802,830
   Contract terminations                                   (6,972)              (3,155)           (12,246)          (10,976)
   Death benefit payments                                       -                    -             (3,908)                -
   Flexible withdrawal option payments                     (4,598)              (9,905)            (1,997)           (9,311)
   Transfer payments to other contracts                  (152,812)            (240,611)          (456,290)         (215,381)
                                                       ------------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                               1,814,825            3,533,560          2,754,714         2,567,162
                                                       ------------------------------------------------------------------------
Total increase                                          1,812,711            3,635,355          3,200,338         2,578,984
                                                       ------------------------------------------------------------------------
Net assets at December 31, 1998                        $1,812,711           $3,635,355         $3,200,338        $2,578,984
                                                       ========================================================================

* Commenced operations May 1, 1998.

See accompanying notes.


                                                             Utilities
                                                              Division*
                                                       -------------------

Net assets at January 1, 1997                              $        -
Increase (decrease) in net assets
Operations:
   Net investment income                                            -
   Net realized gains on investments                                -
   Change in net unrealized appreciation/
     depreciation of investments                                    -
Net increase in net assets resulting from
   operations                                                       -
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes                      -
   Contract terminations                                            -
   Death benefit payments                                           -
   Flexible withdrawal option payments                              -
   Transfer payments to other contracts                             -
   Annuity payments                                                 -
                                                       -------------------
Increase (decrease) in net assets from
   principal transactions                                           -
                                                       -------------------
Total increase                                                      -
                                                       -------------------
Net assets at December 31, 1997                                     -
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                81,935
   Net realized gains (losses) on investments                  24,366
   Change in net unrealized appreciation/
     depreciation of investments                              617,517
                                                       -------------------
Net increase (decrease) in net assets resulting
   from operations                                            723,818
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes              7,668,296
   Contract terminations                                      (18,377)
   Death benefit payments                                           -
   Flexible withdrawal option payments                        (32,401)
   Transfer payments to other contracts                    (1,012,403)
                                                       -------------------
Increase (decrease) in net assets from
   principal transactions                                   6,605,115
                                                       -------------------
Total increase                                              7,328,933
                                                       -------------------
Net assets at December 31, 1998                            $7,328,933
                                                       ===================

* Commenced operations May 1, 1998.

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B
                          Notes to Financial Statements

                                December 31, 1998




1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal Life, formerly Principal Mutual Life Insurance Company) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 1998, contractholder investment options include the following accounts of Principal Variable Contracts Fund, Inc., a diversified open-end management investment company, organized by Principal Life: Aggressive Growth Account, Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Government Securities Account, Growth Account, International Account, International SmallCap Account, MicroCap Account, MidCap Account, MidCap Growth Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, and Utilities Account. Investments are stated at the closing net asset values per share on December 31, 1998.

The Principal Variable Contracts Fund, Inc. (the Fund) was formed on January 1, 1998. Prior to that date, the accounts of the Fund were reported as separate mutual funds. This reorganization resulted in changes to the names of the following investment options:

          Former Name                                   Name Subsequent to Reorganization
--------------------------------------------            ---------------------------------
Principal Aggressive Growth Fund, Inc.                       Aggressive Growth Account
Principal Asset Allocation Fund, Inc.                        Asset Allocation Account
Principal Balanced Fund, Inc.                                Balanced Account
Principal Bond Fund, Inc.                                    Bond Account
Principal Capital Accumulation Fund, Inc.                    Capital Accumulation Account
Principal Emerging Growth Fund, Inc.                         Emerging Growth Account
Principal Government Securities Fund, Inc.                   Government Securities Account
Principal Growth Fund, Inc.                                  Growth Account
Principal High Yield Fund, Inc.                              High Yield Account
Principal Money Market Fund, Inc.                            Money Market Account
Principal World Fund, Inc.                                   World Account


Effective  May 1,  1998,  the  following  names  within the  Principal  Variable
Contracts Fund, Inc. were changed:


          Former Name                                            Name as Changed
--------------------------------------------            ---------------------------------
Capital Accumulation Account                                 Capital Value Account
Emerging Growth Account                                      MidCap Account
World Account                                                International Account


                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




1. Investment and Accounting Policies (continued)

On May 1, 1998, Principal Life increased contractholder investment options to include: Principal Variable Contracts Fund, Inc. International SmallCap Account, MicroCap Account, MidCap Growth Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Account.

Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1, 1998.

Effective July 1, 1998, Principal Mutual Life Insurance Company (the Company) formed a mutual insurance holding company and converted to a stock life insurance company. With the conversion, the Company's name was changed to Principal Life Insurance Company.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Use of Estimates in the Preparation of Financial Statements

The preparation of Separate Account B's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.


2. Expenses

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses. The mortality and expense risk and annual administration charges amounted to $35,161 and $1,092, respectively, during the year ended December 31, 1998.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value. The charges for mortality and expense risks, contingent sales, and annual administration amounted to $180,477, $1,389, and $58,703, respectively, during the year ended December 31, 1998.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $31 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis. The charges for mortality and expense risks, contingent sales and annual administration amounted to $170,640, $46,976, and $59,111, respectively, during the year ended December 31, 1998.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.42% of the asset value of each contract. An annual administration charge of $300 for each contract account plus .35% of the annual average balance of investment account values under the contract will be billed or deducted on a quarterly basis. The charges for mortality expense risks and annual administration amounted to $722,455 and $16,533, respectively, during the year ended December 31, 1998. There were no contingent sales charges provided for in these contracts.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The mortality expense risks, contingent sales, and annual administration amounted to $16,587,426, $1,549,335, and $416,630, respectively, during the year ended December 31, 1998.


3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.


4. Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                                  Year ended December 31, 1998
                                            --------------------------------------------------------------------------
                                                 Units            Amount             Units              Amount
                                               Purchased         Purchased         Redeemed            Redeemed
                                            --------------------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity              3,499,221         $99,901,754       2,090,432          $54,501,935

   Asset Allocation Division:
     The Principal Variable Annuity              1,282,525          24,046,561         654,896           11,080,077

   Balanced Division:
     Personal Variable                           1,004,328           1,912,930         457,683              780,708
     Premier Variable                           10,422,806          19,013,537       6,268,556           10,551,964
     The Principal Variable Annuity              3,344,124          65,310,536       1,158,043           20,908,480
                                             --------------------------------------------------------------------------
                                                14,771,258          86,237,003       7,884,282           32,241,152
   Bond Division:
     Personal Variable                             483,609             749,413         204,963              298,308
     Premier Variable                            3,340,901           5,252,870       1,335,734            1,947,955
     The Principal Variable Annuity              3,782,130          58,262,756       1,300,729           19,186,344
                                            --------------------------------------------------------------------------
                                                 7,606,640          64,265,039       2,841,426           21,432,607
   Capital Value Division:
     Bankers Flexible Annuity                            -             378,745          33,142            1,019,158
     Pension Builder Plus                           12,400             489,669         347,496            2,079,127
     Pension Builder - Rollover                     13,394             206,030          61,664              413,253
     Personal Variable                           1,028,159           3,098,635         706,659            1,805,819
     Premier Variable                            6,692,409          20,064,223       5,703,586           14,753,134
     The Principal Variable Annuity              3,851,690          99,320,683       1,451,484           34,459,963
                                             --------------------------------------------------------------------------
                                                11,598,052         123,557,985       8,304,031           54,530,454
   Government Securities Division:
     Pension Builder Plus                            2,440              59,890         144,796              323,157
     Pension Builder - Rollover                      6,075              31,150          46,361              105,763
     Personal Variable                             533,981             932,430         395,901              592,463
     Premier Variable                            3,808,301           6,299,202       3,136,542            4,703,918
     The Principal Variable Annuity              4,224,663          63,176,336       1,616,290           23,088,117
                                            --------------------------------------------------------------------------
                                                 8,575,460          70,499,008       5,339,890           28,813,418

   Growth Division:
     Personal Variable                           1,056,605         $ 2,120,837         399,346          $   785,794
     Premier Variable                            9,492,310          19,278,673       4,562,959            9,075,786
     The Principal Variable Annuity              3,220,065          68,289,943       1,255,802           26,661,033
                                            --------------------------------------------------------------------------
                                                13,768,980          89,689,453       6,218,107           36,522,613
   International Division:
     Personal Variable                             805,432           1,415,902         308,660              500,015
     Premier Variable                            4,733,201           8,515,990       2,974,704            4,950,251
     The Principal Variable Annuity              2,153,106          40,571,261       1,603,148           26,298,072
                                            --------------------------------------------------------------------------
                                                 7,691,739          50,503,153       4,886,512           31,748,338
   International SmallCap Division:
     The Principal Variable Annuity                483,237           4,399,364          64,583              563,072

   MicroCap Division:
     The Principal Variable Annuity                175,619           1,530,140          34,250              274,026

   MidCap Division:
     Personal Variable                             879,026           1,880,837         439,232              851,883
     Premier Variable                            5,642,259          12,250,222       2,973,492            5,798,868
     The Principal Variable Annuity              2,793,284          66,291,200       1,875,347           37,219,135
                                            --------------------------------------------------------------------------
                                                 9,314,569          80,422,259       5,288,071           43,869,886
   MidCap Growth Division:
     The Principal Variable Annuity                381,976           3,381,739          29,954              268,213

   Money Market Division:
     Pension Builder Plus                           53,479             135,725         102,745              203,381
     Pension Builder - Rollover                      1,336               3,925           6,405               13,015
     Personal Variable                           3,575,718           4,528,715       3,302,133            4,121,381
     Premier Variable                           48,477,115          61,598,188      45,123,308           56,876,964
     The Principal Variable Annuity             15,337,299         181,640,592      13,184,712          154,775,801
                                            --------------------------------------------------------------------------
                                                67,444,947         247,907,145      61,719,303          215,990,542
   Real Estate Division:
     The Principal Variable Annuity                213,750           2,032,472          18,315              172,703

   SmallCap Division:
     The Principal Variable Annuity                 492,217        $  3,787,569          33,678         $    267,557

   SmallCap Growth Division:
     The Principal Variable Annuity                 368,419           3,229,155          53,999              486,122

   SmallCap Value Division:
     The Principal Variable Annuity                 334,867           2,812,751          29,295              246,326

   Utilities Division:
     The Principal Variable Annuity                 741,204           7,775,696         101,905            1,088,646
                                            ---------------------------------------------------------------------------
                                            ===========================================================================
                                                148,744,680        $965,978,246     105,592,929         $534,097,687
                                            ===========================================================================

                                                                  Year ended December 31, 1997
                                            --------------------------------------------------------------------------
                                                 Units            Amount             Units              Amount
                                               Purchased         Purchased         Redeemed            Redeemed
                                            --------------------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity              2,866,842         $ 78,258,746         760,825         $  16,802,497

   Asset Allocation Division:
     The Principal Variable Annuity              1,151,186           22,167,226         281,079             4,486,322

   Balanced Division:
     Personal Variable                           1,121,294            1,881,609         362,119               541,564
     Premier Variable                            6,824,153           11,562,751       3,674,287             5,395,069
     The Principal Variable Annuity              2,815,600           51,420,018         759,885            12,371,661
                                            ---------------------------------------------------------------------------
                                                10,761,047           64,864,378       4,796,291            18,308,294
   Bond Division:
     Personal Variable                             345,135              485,073         132,143               174,058
     Premier Variable                            2,547,619            3,651,845       1,151,236             1,516,914
     The Principal Variable Annuity              2,004,124           29,486,187         858,968            11,540,507
                                            ---------------------------------------------------------------------------
                                                 4,896,878           33,623,105       2,142,347            13,231,479
   Capital Value Division:
     Bankers Flexible Annuity                            -              683,529          29,544               773,974
     Pension Builder Plus                           68,140            1,235,130       1,982,927             8,819,318
     Pension Builder Plus - Rollover IRA             1,995              221,006         181,779               925,026
     Personal Variable                           1,387,651            3,539,847         858,885             1,776,616
     Premier Variable                            8,035,489           21,108,357       4,658,141             9,954,051
     The Principal Variable Annuity              3,744,285           84,607,543         691,613            14,511,663
                                            ---------------------------------------------------------------------------
                                                13,237,560          111,395,412       8,402,889            36,760,648

   Government Securities Division:
     Pension Builder Plus                             23,169       $     118,925        570,707         $   1,099,325
     Pension Builder Plus - Rollover IRA
                                                         617              24,244        208,339               426,973
     Personal Variable                               633,713             990,854        754,202             1,021,076
     Premier Variable                              2,966,089           4,655,507      2,792,797             3,804,557
     The Principal Variable Annuity                1,669,224          25,164,798      1,166,357            15,241,951
                                            --------------------------------------------------------------------------
                                                    5,292,812          30,954,328      5,492,402            21,593,882
   Growth Division:
     Personal Variable                             1,072,567           1,734,898        311,356               500,397
     Premier Variable                              7,226,323          11,858,111      2,587,048             4,197,408
     The Principal Variable Annuity                2,442,934          42,661,389        633,196            11,754,335
                                            --------------------------------------------------------------------------
                                                  10,741,824          56,254,398      3,531,600            16,452,140
   International Division:
     Personal Variable                               759,933           1,208,340        233,106               354,907
     Premier Variable                              5,217,093           8,423,719      1,831,269             2,787,221
     The Principal Variable Annuity                3,256,925          53,417,398        738,451            12,089,582
                                            --------------------------------------------------------------------------
                                                   9,233,951          63,049,457      2,802,826            15,231,710
   MidCap Division:
     Personal Variable                              979,972            1,752,787        332,091               581,993
     Premier Variable                             6,044,928           10,752,356      2,231,491             3,852,324
     The Principal Variable Annuity               3,406,355           64,056,027        870,634            16,942,655
                                            --------------------------------------------------------------------------
                                                 10,431,255           76,561,170      3,434,216            21,376,972
   Money Market Division:
     Pension Builder Plus                            285,405             558,229        456,641               845,039
     Pension Builder Plus - Rollover IRA
                                                       2,628               7,254         13,813                27,122
     Personal Variable                             6,785,344           8,146,664      6,570,220             7,839,434
     Premier Variable                             32,145,080          39,119,749     31,009,540            37,413,932
     The Principal Variable Annuity               11,093,609         126,422,118     11,270,301           127,186,440
                                            --------------------------------------------------------------------------
                                                  50,312,066         174,254,014     49,320,515           173,311,967
                                            --------------------------------------------------------------------------
                                                 118,925,421        $711,382,234     80,964,990          $337,555,911
                                            ==========================================================================

Purchases include reinvested dividends and capital gains. Mortality adjustments are included in purchases and redemptions, as applicable.

Money Market purchases include transactions where investment allocations are not known at the time of the deposit. Redemptions reflect subsequent allocations to directed investment divisions.

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




5. Net Assets

Net assets at December 31, 1998 consisted of the following:

                                                                                                   Net Unrealized
                                                                                   Accumulated     Appreciation
                                                                      Unit         Net Investment  (Depreciation)
                                                 Combined          Transactions      Income         of Investments
                                           ----------------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity         $   208,438,611    $  154,950,165    $ 23,317,094     $30,171,352

   Asset Allocation Division:
     The Principal Variable Annuity              62,782,299        52,071,898       8,162,072       2,548,329

   Balanced Division:
     Personal Variable                            4,109,836         3,683,235         176,085         250,516
     Premier Variable                            26,396,964        23,899,032       1,049,822       1,448,110
     The Principal Variable Annuity             157,117,072       128,451,709      17,319,404      11,345,959
                                           ----------------------------------------------------------------------
                                                187,623,872       156,033,976      18,545,311      13,044,585
   Bond Division:
     Personal Variable                            1,126,185         1,087,120          38,350             715
     Premier Variable                             8,926,784         8,466,508         345,446         114,830
     The Principal Variable Annuity             106,928,802        96,980,945       8,230,375       1,717,482
                                           ----------------------------------------------------------------------
                                                116,981,771       106,534,573       8,614,171       1,833,027
   Capital Value Division:
     Bankers Flexible Annuity                     7,106,302         4,287,364         302,409       2,516,529
     Pension Builder Plus                         7,572,342         5,238,165         203,355       2,130,822
     Pension Builder Plus - Rollover IRA          2,265,332         1,545,362          77,147         642,823
     Personal Variable                            9,982,371         7,863,505         364,464       1,754,402
     Premier Variable                            60,046,505        46,288,705       2,283,433      11,474,367
     The Principal Variable Annuity             271,386,762       202,044,892      31,732,323      37,609,547
                                           ----------------------------------------------------------------------
                                                358,359,614       267,267,993      34,963,131      56,128,490
   Government Securities Division:
     Pension Builder Plus                         1,061,229           972,846          24,160          64,223
     Pension Builder Plus - Rollover IRA            348,924           320,834          10,126          17,964
     Personal Variable                            2,973,074         2,765,554         103,654         103,866
     Premier Variable                            12,899,067        12,039,838         443,589         415,640
     The Principal Variable Annuity             119,358,149       106,682,124       9,336,917       3,339,108
                                           ----------------------------------------------------------------------
                                                136,640,443       122,781,196       9,918,446       3,940,801
   Growth Division:
     Personal Variable                            4,744,796         3,647,573          44,149       1,053,074
     Premier Variable                            35,121,256        27,146,937         433,857       7,540,462
     The Principal Variable Annuity             213,597,786       148,732,392       3,108,640      61,756,754
                                           ----------------------------------------------------------------------
                                                253,463,838       179,526,902       3,586,646      70,350,290

   International Division:
     Personal Variable                      $     2,488,857    $    2,290,386    $     84,381     $   114,090
     Premier Variable                            15,699,547        14,099,541         531,420       1,068,586
     The Principal Variable Annuity             126,407,042       103,577,125       7,764,905      15,065,012
                                           ----------------------------------------------------------------------
                                                144,595,446       119,967,052       8,380,706      16,247,688
   International SmallCap Division
     The Principal Variable Annuity               3,758,570         3,808,226          (6,244)        (43,412)

   MicroCap Division
     The Principal Variable Annuity               1,145,974         1,226,493          (1,048)        (79,471)

   MidCap Division:
     Personal Variable                            3,685,468         3,250,816         155,802         278,850
     Premier Variable                            23,677,140        20,357,568       1,066,985       2,252,587
     The Principal Variable Annuity             205,370,766       161,654,058      12,351,483      31,365,225
                                           ----------------------------------------------------------------------
                                                232,733,374       185,262,442      13,574,270      33,896,662
   MidCap Growth Division
     The Principal Variable Annuity               3,388,971         3,115,968         (11,247)        284,250

   Money Market Division:
     Pension Builder Plus                           723,423           704,183          19,240               -
     Pension Builder Plus - Rollover IRA             21,829            21,296             533               -
     Personal Variable                            1,695,975         1,678,764          17,211               -
     Premier Variable                            12,764,651        12,678,626          86,025               -
     The Principal Variable Annuity              58,391,134        57,893,036         498,098               -
                                           ----------------------------------------------------------------------
                                                 73,597,012        72,975,905         621,107               -
   Real Estate Division:
     The Principal Variable Annuity               1,812,711         1,816,371          41,544          (45,204)

   SmallCap Division:
     The Principal Variable Annuity               3,635,355         3,527,366         (12,325)         120,314

   SmallCap Growth Division
     The Principal Variable Annuity               3,200,338         2,753,982          (9,532)         455,888

   SmallCap Value Division
     The Principal Variable Annuity               2,578,984         2,559,859            (251)          19,376

   Utilities Division
     The Principal Variable Annuity               7,328,933         6,639,682          71,734          617,517
                                           ======================================================================
                                            $1,802,066,116     $1,442,820,049    $129,755,585     $229,490,482
                                           ======================================================================

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




6. Year 2000 Issues (Unaudited)

Like other investment funds, financial and business organizations and individuals around the world, Separate Account B could be adversely affected if the computer systems used by Principal Life and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. In 1995, Principal Life began investigating the potential impact of the Year 2000 on its systems, procedures, customers and business processes. The Year 2000 assessment that was completed in 1996 provided information used to determine what system components must be changed or replaced to minimize the impact of the calendar change from 1999 to 2000.

Principal Life will continue to use internal and external resources to modify, replace and test its systems. Management estimates 100% of the identified modifications to mission critical systems and 99% of the identified modifications to other systems have been completed for its Year 2000 project. The project completion is scheduled to occur prior to any anticipated impact on Principal Life's operations.

Principal Life and Separate Account B face the risk that one or more of its critical suppliers or customers (external relationships) will not be able to interact with them due to the third party's inability to resolve its own Year 2000 issues. Principal Life has completed its inventory of external relationships and is attempting to determine the overall Year 2000 readiness of its external relationships. Principal Life is engaged in discussions with the third parties and is requesting information as to those parties' Year 2000 plans and state of readiness. Principal Life, however, does not have sufficient information at the current time to predict whether all of its external relationships will be Year 2000 ready.

While Principal Life believes that it has addressed its Year 2000 concerns, Principal Life has begun to develop contingency/recovery plans aimed at ensuring the continuity of critical business functions before, on and after December 31, 1999. Principal Life expects contingency/recovery planning to be substantially complete by April 1, 1999. The Year 2000 contingency plans will be reviewed periodically throughout 1999 and revised as needed. Principal Life believes its Year 2000 contingency plans coupled with existing "disaster recovery" and "business resumption" plans minimize the impact Year 2000 issues may have on the organization.


                         Report of Independent Auditors




The Board of Directors
Principal Life Insurance Company


We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Mutual Holding Company), formerly Principal Mutual Life Insurance Company, as of December 31, 1998 and 1997, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa
January 29, 1999




                        Principal Life Insurance Company

                      Consolidated Statements of Operations




                                              Year ended December 31
                                         1998          1997          1996
                                        ---------------------------------------
                                                   (In Millions)
Revenue
Premiums and annuity and other
     considerations                      $3,409        $4,668        $5,121
Policy and contract charges                 780           682           572
Net investment income                     2,821         2,948         2,905
Net realized capital gains                  466           176           388
Commissions and other income                208           199           150
Contribution from the closed block           13             -             -
                                        ---------------------------------------
Total revenue                             7,697         8,673         9,136

Expenses
Benefits, claims and settlement
     expenses                             4,777         5,632         6,087
Dividends to policyholders                  155           299           299
Operating expenses                        2,026         2,047         1,920
                                        ---------------------------------------
                                        ---------------------------------------
Total expenses                            6,958         7,978         8,306
                                        ---------------------------------------

Income before income taxes                  739           695           830

Income taxes                                 44           241           304
                                        ---------------------------------------
                                        =======================================
Net income                              $   695       $   454       $   526
                                        =======================================



See accompanying notes.

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position




                                                   December 31
                                                1998         1997
                                            ---------------------------
                                            ---------------------------
                                                  (In Millions)

Assets
Fixed maturities, available-for-sale           $21,006      $21,546
Equity securities, available-for-sale            1,102        1,273
Mortgage loans                                  12,091       13,286
Real estate                                      2,691        2,632
Policy loans                                        25          749
Other investments                                  349          130
Cash and cash equivalents                          461          546
Accrued investment income                          375          457
Deferred policy acquisition costs                  456        1,057
Property held for Company use                      246          232
Closed block assets                              4,251            -
Separate account assets                         29,009       23,627
Other assets                                     1,881        1,519
                                            ---------------------------
                                            ===========================
Total assets                                   $73,943      $67,054
                                            ===========================
                                            ===========================

Liabilities
Contractholder funds                           $23,339      $23,179
Future policy benefits and claims                7,082       11,239
Other policyholder funds                           249          314
Policyholder dividends payable                      44          444
Debt                                               671          459
Income taxes currently payable                      27          298
Deferred income taxes                              497          803
Closed block liabilities                         5,299            -
Separate account liabilities                    29,009       23,560
Other liabilities                                2,257        1,474
                                            ---------------------------
                                            ---------------------------
Total liabilities                               68,474       61,770

Stockholder's equity
Common stock, par value $1 per share - authorized  5,000,000 shares,  issued and outstanding 2,500,000 shares (wholly owned indirectly by Principal Mutual
   Holding Company)                                             3            -
Retained earnings                                           4,749        4,257
Accumulated other comprehensive income:
   Net unrealized gains on available-for-sale securities      746        1,038
   Net foreign currency translation adjustment                (29)         (11)
                                                         -----------------------
                                                         -----------------------
Total stockholder's equity                                  5,469        5,284
                                                         -----------------------
                                                         =======================
Total liabilities and stockholder's equity                $73,943      $67,054
                                                         =======================


See accompanying notes.

                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity


                                                                    Net Unrealized     Net Foreign
                                                                       Gains on         Currency          Total
                                            Common     Retained   Available-for-Sale   Translation    Stockholder's
                                             Stock     Earnings       Securities       Adjustment         Equity
                                          ----------------------------------------------------------------------------
                                                                         (In Millions)

   Balances at January 1, 1996               $ -        $3,277           $1,336            $ (7)          $4,606
   Comprehensive income:
     Net income                                -           526                -               -              526
     Decrease in unrealized appreciation
       on fixed maturities,                    -             -             (543)              -             (543)
       available-for-sale
     Decrease in unrealized appreciation
       on equity securities,                   -             -             (262)              -             (262)
       available-for-sale
     Adjustments for assumed changes in
          amortization patterns:
       Deferred policy acquisition costs       -             -               83               -               83
       Unearned revenue reserves               -             -              (11)              -              (11)
     Provision for deferred income tax         -             -              257               -              257
       benefit
     Change in net foreign currency
       translation adjustment                  -             -                -              (2)              (2)
                                                                                                          ------------
   Comprehensive income                        -                                                              48
                                          ----------------------------------------------------------------------------
   Balances at December 31, 1996               -         3,803              860              (9)           4,654
   Comprehensive income:
     Net income                                -           454                -               -              454
     Increase in unrealized appreciation
       on fixed maturities,                    -             -              197               -              197
       available-for-sale
     Increase in unrealized appreciation
       on equity securities,                   -             -              118               -              118
       available-for-sale
     Adjustments for assumed changes in
       amortization patterns:                  -
       Deferred policy acquisition costs       -             -              (44)              -              (44)
       Unearned revenue reserves               -             -                4               -                4
     Provision for deferred income taxes       -             -              (97)              -              (97)
     Change in net foreign currency
       translation adjustment                  -             -                -              (2)              (2)
                                                                                                          ------------
   Comprehensive income                                                                                      630
                                          ----------------------------------------------------------------------------
   Balances at December 31, 1997               -         4,257            1,038             (11)           5,284

                        Principal Life Insurance Company

                                                                    Net Unrealized       Net Foreign
                                                                       Gains on           Currency            Total
                                            Common     Retained   Available-for-Sale     Translation      Stockholder's
                                             Stock     Earnings       Securities         Adjustment          Equity
                                          -------------------------------------------------------------------------------
                                                                          (In Millions)

   Balances at January 1, 1998               $ -        $4,257           $1,038              $(11)             $5,284
   Comprehensive income:
     Net income                                -           695               -                  -                 695
     Decrease in unrealized appreciation
       on fixed maturities,                    -             -            (203)                 -                (203)
       available-for-sale
     Decrease in unrealized appreciation
       on equity securities,
       available-for-sale, including
       seed money in separate accounts         -             -            (292)                 -                (292)
     Adjustments for assumed changes in
       amortization patterns:
       Deferred policy acquisition costs       -             -              37                  -                  37
       Unearned revenue reserves               -             -              (4)                 -                  (4)
     Provision for deferred income tax         -             -             170                  -                 170
       benefit
     Change in net foreign currency
       translation adjustment                  -             -               -                (18)                (18)
     Issuance of 2,500,000 shares of
       common stock to parent holding          3            (3)              -                  -                   -
       company
     Dividend to parent holding company        -          (200)              -                  -                (200)
                                                                                                               ----------
   Comprehensive income                                                                                           185
                                          ===============================================================================
   Balances at December 31, 1998             $ 3        $4,749            $746               $(29)             $5,469
                                          ===============================================================================


See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows



                                                                              Year ended December 31
                                                                          1998         1997         1996
                                                                      ---------------------------------------
                                                                                  (In Millions)
Operating activities
Net income                                                            $     695      $   454     $     526
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Amortization of deferred policy acquisition costs                        114          170           178
   Additions to deferred policy acquisition costs                          (173)        (213)         (215)
   Gain on sales of subsidiaries                                             (6)         (14)            -
   Accrued investment income                                                 24            7            15
   Contractholder and policyholder liabilities and dividends
                                                                          1,538        1,401         1,667
   Current and deferred income taxes                                       (265)          96            20
   Net realized capital gains                                              (466)        (176)         (388)
   Depreciation and amortization expense                                    133          117           112
   Other                                                                   (197)        (403)         (253)
   Change in closed block operating assets and
     liabilities, net                                                       230            -             -
                                                                      ---------------------------------------
                                                                      ---------------------------------------
Net adjustments                                                             932          985         1,136
                                                                      ---------------------------------------
Net cash provided by operating activities                                 1,627        1,439         1,662

Investing activities Available-for-sale securities:
   Purchases                                                             (7,141)      (7,478)      (11,876)
   Sales                                                                  5,684        7,475         9,089
   Maturities                                                             1,377        1,204         2,796
Mortgage loans acquired or originated                                   (14,162)      (9,925)       (2,955)
Mortgage loans sold or repaid                                            14,414        8,977         1,619
Real estate acquired                                                       (436)        (309)         (166)
Real estate sold                                                            662          198           253
Proceeds from sales of subsidiaries                                          96           35             -
Purchases of interest in subsidiaries, net of cash acquired                (218)         (99)          (51)
Net change in policy loans                                                  (12)         (13)          (25)
Net change in property held for Company use                                 (57)         (11)          (18)
Net change in other investments                                            (270)         (68)          (74)
Change in closed block investments, net                                    (201)           -             -
                                                                      ---------------------------------------
Net cash used in investing activities                                      (264)         (14)       (1,408)


                        Principal Life Insurance Company

                                                                              Year ended December 31
                                                                          1998         1997         1996
                                                                      ---------------------------------------
                                                                                  (In Millions)
Financing activities
Issuance of debt                                                       $     243     $     75   $       43
Principal repayments of debt                                                 (51)         (28)         (29)
Proceeds of short-term borrowings                                          8,628        5,089        1,451
Repayment of short-term borrowings                                        (8,924)      (4,974)      (1,282)
Dividend paid to parent holding company                                     (140)           -            -
Investment contract deposits                                               5,854        4,134        4,221
Investment contract withdrawals                                           (7,058)      (5,446)      (4,682)
                                                                      ---------------------------------------
Net cash used in financing activities                                     (1,448)      (1,150)        (278)
                                                                      ---------------------------------------

Net increase (decrease) in cash and cash equivalents                         (85)         275          (24)

Cash and cash equivalents at beginning of year                               546          271          295
                                                                      =======================================
Cash and cash equivalents at end of year                               $     461      $   546    $     271
                                                                      =======================================

Schedule of noncash operating and investing activities The following noncash assets and liabilities were transferred to the
   Closed  Block  as a  result  of the  July  1,  1998  mutual  holding  company formation:
   Operating activities:
     Accrued investment income                   $      59
     Deferred policy acquisition costs                 697
     Other assets                                       12
     Future policy benefits and claims              (4,545)
     Other policyholder funds                           (7)
     Policyholder dividends payable                   (388)
     Other liabilities                                (173)
                                                 ------------
   Total noncash operating activities (4,345) Investing activities:
     Fixed maturities, available-for-sale            1,562
     Mortgage loans                                  1,027
     Policy loans                                      736
     Other investments                                   1
                                                 ------------
   Total noncash investing activities                3,326
                                                 ============
   Total noncash operating and investing activities $(1,019)
                                                 =============

Net transfer of noncash assets and liabilities of Principal Health
   Care Inc. on April 1, 1998 in exchange for common shares of
   Coventry Health Care, Inc.                      $   (160)
                                                 =============


See accompanying notes.

                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 1998




1. Nature of Operations and Significant Accounting Policies

Reorganization

Effective July 1, 1998, Principal Mutual Life Insurance Company formed a mutual insurance holding company (Principal Mutual Holding Company) and converted to a stock life insurance company (Principal Life Insurance Company). All of the shares of Principal Life Insurance Company (the Company) were issued to Principal Mutual Holding Company through two newly formed intermediate holding companies, Principal Financial Group, Inc. and Principal Financial Services, Inc. The reorganization itself did not have a material financial impact on the Company.

Description of Business

The Company is a diversified financial services organization engaged in the marketing and management of life insurance, annuity, health, pension and other financial products and services, primarily in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with generally accepted accounting principles (GAAP). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $2.2 billion at December 31, 1998 and $1.1 billion at December 31, 1997. Total revenues of the unconsolidated entities were $1.8 billion in 1998, $294 million in 1997 and $349 million in 1996. During 1998, 1997 and 1996, the Company included $18 million, $19 million and $(3) million, respectively, in net investment income representing the Company's share of current year net income (loss) of the unconsolidated entities.

Closed Block

In conjunction with the formation of the mutual insurance holding company, the Company established a Closed Block for the benefit of certain classes of individual participating and dividend-paying policies in force on that date. The Closed Block was designed to provide reasonable assurance to owners of insurance policies included therein that, after the reorganization, assets would be available to maintain the aggregate dividend scales in effect for 1997 if the experience underlying such scales continued. Assets were allocated to the Closed Block in amounts which, together with premiums from policies included in the Closed Block, were reasonably expected to be sufficient to support such policies, including provisions for payment of claims, certain expenses, charges and taxes, and for continuation of dividend scales payable in 1997 in the aggregate, assuming the experience underlying such scales continued.

Assets allocated to the Closed Block inure to the benefits of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company.

The contribution to the operating income of the Company from the Closed Block is reported as a single line item in the statement of operations. Accordingly, premiums, net investment income, realized capital gains (losses), policyowner benefits and dividends attributable to the Closed Block, less certain expenses and charges and the amortization of deferred policy acquisition costs, are shown as a net number under the caption "Contribution from the Closed Block." This results in material reductions in the respective line items in the statement of operations while having no effect on net income. All assets allocated to the Closed Block are grouped together and shown as a separate item entitled "Closed Block assets"; and all liabilities attributable to the Closed Block are combined and disclosed as the "Closed Block liabilities." The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

The Contribution from the Closed Block does not represent the total profitability attributable to the policies included in the Closed Block. Certain expenses attributable to the policies included in the Closed Block and commissions on these policies are not included in the reported Contribution from the Closed Block, but rather are included in operating expenses consistent with the initial regulatory funding of the Closed Block. Consequently, the assets needed to fund the Closed Block are less than the total accumulated assets attributable to the policies included in the Closed Block. Income on the assets held outside of the Closed Block is included in net investment income and not included in the Contribution from the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Significant Risks

The following is a description of the most significant risks facing diversified financial service organizations and how the Company mitigates those risks:

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and operating throughout the United States and the world, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

Credit risk is the risk that issuers of securities owned by the Company or borrowers through mortgage loans on real estate will default or that other parties that owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound credit and collection policies and by providing for any amounts deemed uncollectible.

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of the Company's investments. This change in rates may also cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for policyowners' contract terminations, by offering products that transfer this risk to the purchaser and by attempting to match the maturity schedule of its assets with the expected payout of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in fixed maturities and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 12 for policies related to the determination of fair value.) The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the loan balances or fair market values of the properties at the time of foreclosure. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced accordingly. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.

Commercial and residential mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company includes residential mortgage loans held for sale in the amount of $802 million and $512 million at December 31, 1998 and 1997, respectively, which are carried at lower of cost or fair value and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments are primarily reported at cost.

Derivatives

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's use of derivatives is further described in Note 4. The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of other derivative contracts is amortized over the life of the contracts and classified with the results of the underlying hedged item. Certain contracts are designated as hedges of specific assets and, to the extent those assets are marked to market, the hedge contracts are also marked to market and included as an adjustment of the underlying asset value. Other contracts are designated and accounted for as hedges of certain liabilities and are not marked to market.

Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the changes in value of the derivatives are included in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyowners. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyowner funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums, Fees and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies and certain immediate annuities with life contingencies. Premiums from these products are recognized as premium revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment   contracts  do  not  subject  the  Company  to  risks  arising  from policyowner mortality or morbidity, and consist primarily of Guaranteed Investment Contracts (GICs) and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyowner liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Guaranty-fund Assessments

Guaranty-fund assessments are accrued when the Company receives notice that an amount is payable to a guaranty fund. The Company also accrues for anticipated assessments which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

Principal Mutual Holding Company files a consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments for foreign subsidiaries and certain other transactions are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property Held for Company Use

Property  held for  Company use  includes  home  office  properties  and related leasehold improvements. Property held for Company use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property held for Company use are computed principally on the straight-line method over the estimated useful lives of the assets. Property held for Company use and related accumulated depreciation are as follows (in millions):

                                                          December 31
                                                      1998           1997
                                                  -----------------------------

   Property held for Company use                        $328          $302
   Accumulated depreciation                              (82)          (70)
                                                  =============================
   Property held for Company use, net                   $246          $232
                                                  =============================

Other Assets

Intangible assets are included in other assets in the consolidated statements of financial position. The cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 10 to 15 years. The carrying amount of goodwill and other intangible assets is reviewed periodically for indicators of impairment in value.

Intangible assets and related accumulated amortization are as follows (in millions):

                                                         December 31
                                                     1998          1997
                                                  ---------------------------

      Goodwill                                        $185          $165
      Accumulated amortization                         (40)          (16)
                                                  ---------------------------
      Goodwill, net                                    145           149

      Other intangible assets, net                      16            74
                                                  ---------------------------

      Total intangible assets                         $161          $223
                                                  ===========================

Mortgage servicing rights of $778 million and $432 million at December 31, 1998 and 1997, respectively, are included in other assets in the consolidated statements of financial position and represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance.

Other assets are reported primarily at cost.

Pooled Investment Fund

The Company has an arrangement whereby short-term funds of Principal Financial Services, Inc. are pooled with funds of the Company's subsidiaries and invested by the Company. The Company credits Principal Financial Services, Inc. with interest approximating the yield earned by the Company's Separate Account LI, which invests in commercial paper. At December 31, 1998, the Company reported
$137 million in other liabilities in the statements of financial position related to this arrangement with Principal Financial Services, Inc.

The Company's pooled funds are also made available to Principal Financial Services, Inc. for short-term borrowings up to $1 million, with interest approximating the yield earned by Separate Account LI. At December 31, 1998, there were no such borrowings outstanding under this arrangement.

Comprehensive Income

On January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, Reporting Comprehensive Income ("SFAS 130"), and restated prior years' financial statements to conform to the reporting standard. SFAS 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The adoption of SFAS No. 130 resulted in revised and additional disclosures but had no effect on the financial position, results of operations, or liquidity of the Company.

Other comprehensive income excludes net realized capital gains (losses) included in net income of $344 million in 1998, $113 million in 1997 and $256 million in 1996. These amounts are net of income taxes and adjustments to deferred policy acquisition costs and unearned revenue reserves of $122 million in 1998, $63 million in 1997 and $132 million in 1996.

Reclassifications

Certain reclassifications have been made to the 1996 and 1997 consolidated financial statements to conform to the 1998 presentation.

Pending Accounting Change

In June 1998, the Financial Accounting Standards Board (the "FASB") issued Statement No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), which the Company is required to adopt January 1, 2000. SFAS 133 will require the Company to include all derivatives in the statement of financial position at fair value. Changes in derivative fair values will either be recognized in earnings as offsets to the changes in fair value of related hedged assets, liabilities and firm commitments or, for forecasted transactions, deferred and recorded as a component of equity until the hedged transactions occur and are recognized in earnings. The ineffective portion of a hedging derivative's change in fair value will be immediately recognized in earnings. The impact of SFAS 133 on the Company's financial statements will depend on a variety of factors, including future interpretive guidance from the FASB, the future level of forecasted and actual foreign currency transactions, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. However, the Company does not believe the effect of adopting SFAS 133 will be material to its financial position.


2. Mergers, Acquisitions and Divestitures

Effective April 1, 1998, the Company merged substantially all of its managed care operations with Coventry Corporation in exchange for a share of ownership in the resulting entity, Coventry Health Care, Inc. At December 31, 1998, the Company held a 42% share of Coventry Health Care, Inc. The Company's investment in Coventry Health Care, Inc. is accounted for using the equity method. Net equity of the transferred business on April 1, 1998 was $170 million. Consolidated financial results for 1997 included total assets at December 31, 1997, and total revenues and pretax loss for the year then ended of approximately $419 million, $883 million and $(26) million, respectively, for the transferred business.

During 1998, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $224 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1998 and total 1998 revenue of $459 million and $58 million, respectively.

During 1998, various divestitures were made by certain of the Company's subsidiaries at selling prices aggregating $118 million and $15 million in net realized capital gains were realized as a result of these divestitures. In 1997, the financial statements included $152 million in assets, $206 million in revenues and $20 million of pretax losses related to these subsidiaries.

Beginning in 1998, the Company did not renew medical business in 14 states where it does not believe it can effectively compete. The Company continues to offer non-medical coverage and administrative services only products in these states. Annual medical premium in these states was approximately $230 million in 1997.

During 1997, various acquisitions were made by certain of the Company's subsidiaries at purchase prices aggregating $101 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1997 and total 1997 revenue of $459 million and $86 million, respectively.

During 1997, the Company terminated a portion of its group medical business and helped insureds find replacement coverage. The Company has retained responsibility for the payment of claims incurred on this business prior to the effective date of the termination and has included an estimate of the ultimate liability for these claims in its financial statements. Annual premiums related to this business were approximately $380 million at date of transfer.


3. Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire fixed maturities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred policy acquisition costs, unearned revenue reserves and deferred income taxes.

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 1998 and 1997, are as follows (in millions):

                                                                   Gross           Gross
                                                                Unrealized      Unrealized         Fair
                                                   Cost            Gains          Losses          Value
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
   December 31, 1998 Fixed maturities:
     United States Government and agencies
                                                   $   611        $    -           $  10           $   601
     Foreign governments                                57            21               1                77
     States and political subdivisions                 428            19               4               443
     Corporate - public                              4,470           264              88             4,646
     Corporate - private                            11,935           653              97            12,491
     Mortgage-backed securities                      2,661            92               5             2,748
                                              ---------------------------------------------------------------
   Total fixed maturities                          $20,162        $1,049            $205           $21,006
                                              ===============================================================
   Total equity securities                         $   760        $  395           $  53           $ 1,102
                                              ===============================================================

   December 31, 1997 Fixed maturities:
     United States Government and agencies
                                                   $   337        $    1           $   -           $   338
     Foreign governments                               217             -               -               217
     States and political subdivisions                 232            15               2               245
     Corporate - public                              4,014           224              18             4,220
     Corporate - private                            12,478           856              30            13,304
     Mortgage-backed securities                      3,124            99               3             3,220
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
                                                    20,402         1,195              53            21,544
     Redeemable preferred stocks                         2             -               -                 2
                                              ===============================================================
   Total fixed maturities                          $20,404        $1,195           $  53           $21,546
                                              ===============================================================
   Total equity securities                         $   639        $  664           $  30           $ 1,273
                                              ===============================================================


The cost and fair value of fixed maturities available-for-sale at December 31, 1998, by expected maturity, are as follows (in millions):

                                                        Cost        Fair Value
                                                      --------------------------
                                                      --------------------------

   Due in one year or less                            $  1,043        $  1,061
   Due after one year through five years                 6,922           7,012
   Due after five years through ten years                5,283           5,590
   Due after ten years                                   4,234           4,577
                                                      --------------------------
                                                      --------------------------
                                                        17,482          18,240
   Mortgage-backed and other securities without
     a single maturity date                              2,680           2,766
                                                      --------------------------
                                                      ==========================
   Total                                               $20,162         $21,006
                                                      ==========================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                 Year ended December 31
                                            1998          1997          1996
                                           ------------------------------------

   Fixed maturities, available-for-sale     $1,525        $1,620        $1,649
   Equity securities, available-for-sale        32            39            33
   Mortgage loans                            1,171         1,150         1,085
   Real estate                                 525           501           486
   Policy loans                                 27            50            49
   Cash and cash equivalents                     9             9            15
   Other                                        49            92            48
                                           ------------------------------------
                                           ------------------------------------
                                             3,338         3,461         3,365

   Less investment expenses                   (517)         (513)         (460)
                                           ------------------------------------
                                           ====================================
   Net investment income                    $2,821        $2,948        $2,905
                                           ====================================


The major components of net realized capital gains (losses) on investments are summarized as follows (in millions):

                                                  Year ended December 31
                                            1998          1997           1996
                                            ----------------------------------

   Fixed maturities, available-for-sale:
     Gross gains                             $ 67          $ 51          $ 80
     Gross losses                             (31)          (43)          (73)
   Equity securities, available-for-sale:
     Gross gains                              329           132           451
     Gross losses                             (40)          (26)           (5)
   Mortgage loans                               8            (6)          (11)
   Real estate                                126            64            14
   Other                                        7             4           (68)
                                            ==================================
   Net realized capital gains                $466          $176          $388
                                            ==================================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $2.8 billion, $5.0 billion and $7.8 billion in 1998, 1997 and 1996 respectively. Of the 1998, 1997 and 1996 proceeds, $2.2 billion, $4.0 billion and $7.2 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $23 million, $29 million and $64 million and gross losses of $7 million, $10 million and $53 million in 1998, 1997 and 1996, respectively, were realized on sales of mortgage-backed securities. At December 31, 1998, the Company had security purchases payable totaling $576 million relating to the purchases of mortgage-backed securities at forward dates.

Prior to 1996, the Company entered into short-term equity swap agreements to mitigate its exposure to declines in the value of about one-half of its marketable common stock portfolio. Under the agreements, the return on that portion of the Company's marketable common stock portfolio was swapped for a fixed short-term interest rate. The equity swaps were terminated during 1996 and a realized loss of $81 million recorded. Common stocks of $633 million associated with these equity swaps were sold during 1996 and a gain of $402 million recorded, resulting in a net realized gain of $321 million.

The unrealized appreciation on investments in fixed maturities and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The cumulative amount of net unrealized gains on available-for-sale securities, including the net unrealized gains on the Closed Block available-for-sale securities, is as follows (in millions):

                                                                                      December 31
                                                                                  1998           1997
                                                                              -----------------------------

   Unrealized appreciation on fixed maturities, available-for-sale                 $939        $1,142
   Unrealized appreciation on equity securities, available-for-sale,
     including seed money in separate accounts                                      347           639
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs                                             (167)         (204)
     Unearned revenue reserves                                                       17            21
   Provision for deferred income taxes                                             (390)         (560)
                                                                              =============================
   Net unrealized gains on available-for-sale securities                           $746        $1,038
                                                                              =============================

The 1998 decrease in unrealized appreciation on fixed maturities, available-for-sale, includes the effect of a change in the method of estimating the fair value of certain corporate bonds, net of related adjustments for assumed changes in amortization patterns and deferred income taxes, of $116 million.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1998 and 1997, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                       Geographic Distribution        Property Type Distribution
                             December 31                        December 31

                           1998        1997                    1998       1997
                        ----------------------             --------------------
                        ----------------------             --------------------

   Pacific                 28%         28%          Industrial   33%        33%
   South Atlantic          24          24           Retail       33         33
   North Central           15          16           Office       29         29
   Mid Atlantic            14          14           Other         5          5
   South Central            9           9
   New England              5           5
   Mountain                 5           4

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                  December 31
                                         1998        1997        1996
                                      ------------------------------------

   Balance at beginning of year           $121        $121        $115
   Provision for losses                      4           8          16
   Releases due to write-downs,
     sales and foreclosures                (12)         (8)        (10)
                                      ====================================
   Balance at end of year                 $113        $121        $121
                                      ====================================

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

The Company was servicing approximately 484,000 and 371,000 residential mortgage loans with aggregate principal balances of approximately $42.1 billion and $29.1 billion at December 31, 1998 and 1997, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $284 million and $210 million at December 31, 1998 and 1997, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                                  December 31
                                              1998           1997
                                          -----------------------------

   Properties held for sale                   $1,043       $   360
   Investment real estate                      2,007         2,625
                                          -----------------------------
                                               3,050         2,985
   Accumulated depreciation                     (359)         (353)
                                          =============================
   Real estate, net                           $2,691        $2,632
                                          =============================

Other investments include properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $0.9 billion and $1.2 billion at December 31, 1998 and 1997, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $85 million at December 31, 1998.


4. Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and forward contracts to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and forward contracts are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures contracts ($140 million at December 31, 1998, and $36 million at December 31, 1997) represent the extent of the Company's involvement but not the risk of loss. The Company had no forward contracts at December 31, 1998 and 1997.

The Company enters into interest rate swaps to minimize its exposure to fluctuations in interest rates. Swaps are used in asset and liability management to modify duration and match cash flows. The notional principal amounts of the swaps outstanding at December 31, 1998 and 1997, were $1.6 billion and $1.0 billion, respectively, and the credit exposure at December 31, 1998 and 1997 was $19 million and $21 million, respectively. The Company is exposed to credit loss in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with superior performance records. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately six years at both December 31, 1998 and 1997. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company manages risk on its mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, U. S. Treasury futures contracts and options on Treasury futures contracts. The Company entered into mandatory forward, option and futures contracts totaling approximately $2.4 billion and $1.2 billion at December 31, 1998 and 1997, respectively, to reduce interest rate risk on certain mortgage loans held for sale and other commitments. The forward contracts provide for the delivery of securities at a specified future date at a specified price or yield. In the event the counterparty is unable to meet its contractual obligations, the Company may be exposed to the risk of selling mortgage loans at prevailing market prices. The effect of these contracts was considered in the lower of cost or market calculation of mortgage loans held for sale.

The Company has committed to originate approximately $1.1 billion and $612 million of mortgage loans at December 31, 1998 and 1997, respectively, subject to borrowers meeting the Company's underwriting guidelines. These commitments call for the Company to fund such loans at a future date with a specified rate at a specified price. Because the borrowers are not obligated to close the loans, the Company is exposed to risks that it may not have sufficient mortgage loans to deliver to its mandatory forward contracts and, thus, would be obligated to purchase mortgage loans at prevailing market rates to meet such commitments. Conversely, the Company is exposed to the risk that more loans than expected will close, and the loans would then be sold at current market prices.

The Company uses interest rate floors and options on futures contracts in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. The Company had entered into interest rate floor and option contracts with a notional value of $6.3 billion and $3.1 billion at December 31, 1998 and 1997, respectively. The floors and contracts provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets in the Company's consolidated statements of financial position.

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets into U.S. dollar denominated fixed rate assets and eliminate the exposure to future currency volatility on those securities. At December 31, 1998, the Company had various foreign currency exchange agreements with maturities ranging from 1999 to 2018, with an aggregate notional amount involved of approximately $486 million and the credit exposure was $35 million. At December 31, 1997, such maturities ranged from 1998 to 2018 with an aggregate notional amount of approximately $410 million and a credit exposure of $17 million. The average unexpired term of the swaps was approximately seven years at both December 31, 1998 and 1997.


5. Closed Block

Summarized financial information of the Closed Block as of and for the six-month period from formation to December 31, 1998, is as follows (in millions):

   Assets
   Fixed maturities, available-for-sale                            $1,722
   Mortgage loans                                                   1,063
   Policy loans                                                       741
   Other investments                                                    1
   Accrued investment income                                           60
   Deferred policy acquisition costs                                  649
   Other assets                                                        15
                                                                ===========
                                                                   $4,251
                                                                ===========

   Liabilities
   Future policy benefits and claims                               $4,668
   Other policyholder funds                                             6
   Policyholder dividends payable                                     393
   Other liabilities                                                  232
                                                                ===========
                                                                   $5,299
                                                                ===========

   Revenues and expenses
   Premiums                                                       $   390
   Net investment income                                              127
   Other income                                                         1
   Benefits, claims and settlement expenses                          (306)
   Dividends to policyholders                                        (143)
   Operating expenses                                                 (56)
                                                                ===========
   Contribution from the Closed Block (before income taxes)      $     13
                                                                ===========


6. Accident and Health Reserves

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):
                                                  Year ended December 31
                                            1998          1997          1996
                                           ------------------------------------

   Balance at beginning of year            $   770       $   800       $   810

   Incurred:
     Current year                            1,922         2,723         3,051
     Prior years                               (14)          (21)          (29)
                                           ------------------------------------
                                           ------------------------------------
   Total incurred                            1,908         2,702         3,022

   Reclassification for subsidiary merger
     (see Note 2)                              155             -             -
   Payments:
     Current year                            1,523         2,235         2,535
     Prior years                               359           497           497
                                           ------------------------------------
   Total payments                            2,037         2,732         3,032
                                           ------------------------------------

   Balance at end of year:
     Current year                              349           476           516
     Prior years                               292           294           284
                                           ------------------------------------
                                           ====================================
   Total balance at end of year            $   641       $   770       $   800
                                           ====================================

The activity summary in the liability for unpaid accident and health claims shows a decrease of $14 million, $21 million and $29 million to the December 31, 1997, 1996 and 1995 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 1998, 1997 and 1996, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.


7. Debt

The components of debt as of December 31, 1998 and December 31, 1997 are as follows (in millions):

                                                          December 31
                                                     1998           1997
                                                 ------------------------------

      7.875% notes payable, due 2024                  $199          $199
      8% notes payable, due 2044                        99            99
      Mortgages and other notes payable                373           161
                                                 ==============================
      Total debt                                      $671          $459
                                                 ==============================

On March 10, 1994, the Company issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. The discount and direct costs associated with issuing these notes are being amortized to expense over their respective terms using the interest method. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the Commissioner) and only to the extent that the Company has sufficient surplus earnings to make such payments. For each of the years ended December 31, 1998, 1997 and 1996, interest of $24 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 1998 range from $1 million to $39.1 million per development with interest rates generally ranging from 6.6% to 9.3%. Outstanding principal balances as of December 31, 1997 range from $1 million to $10.7 million per development with interest rates generally ranging from 6.6% to 8.0%.

At December 31, 1998, future annual maturities of debt are as follows (in millions):

   1999                                       $150
   2000                                          9
   2001                                          8
   2002                                          8
   2003                                          9
   Thereafter                                  487
                                           ----------
                                           ==========
   Total future maturities of debt            $671
                                           ==========

Cash paid for interest for 1998, 1997 and 1996 was $97 million, $67 million and $79 million, respectively.

The Company issues commercial paper periodically to meet its short-term financing needs and also has credit facilities with various banks. The Company had outstanding credit borrowings of $200 million and $225 million at December 31, 1998 and 1997, respectively. These outstanding borrowings are included in other liabilities in the consolidated statements of financial position.


8. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                        Year ended December 31
                                  1998          1997          1996
                                 ---------------------------------------
   Current income taxes:
     Federal                      $ (80)          $144          $145
     State and foreign               10              3            (1)
     Net realized capital gains     107             11           210
                                 ---------------------------------------
   Total current income taxes        37            158           354
   Deferred income taxes              7             83           (50)
                                 =======================================
   Total income taxes               $44           $241          $304
                                 =======================================



The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows (in millions):
                                                 Year ended December 31
                                            1998          1997          1996
                                           -----------------------------------

   Statutory corporate tax rate              35%           35%           35%
   Dividends received deduction              (4)           (2)           (1)
   Interest exclusion from taxable income    (1)           (1)           (1)
   Resolution of prior year tax issues      (20)            -             -
   Other                                     (4)            3             4
                                           -----------------------------------
   Effective tax rate                         6%           35%           37%
                                           ===================================

Significant components of the Company's net deferred income taxes are as follows
   (in millions):
                                                                 December 31
                                                             1998       1997
                                                            -------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities                                   $ 171      $ 179
     Deferred policy acquisition costs                        (331)      (341)
     Net unrealized gains on available for sale securities    (390)      (560)
     Other                                                      53        (81)
                                                            ===================
                                                             $(497)     $(803)
                                                            ===================

The Internal Revenue Service (the Service) has completed examination of the consolidated federal income tax returns of the Company and affiliated companies through 1992. The Service is completing their examination of the Company's returns for 1993 and 1994. The Service has also begun to examine returns for 1995 and 1996. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $309 million in 1998, $143 million in 1997 and $285 million in 1996.


9. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (in millions):

                                                                           Other Postretirement Benefits
                                              Pension Benefits
                                      ----------------------------------   -------------------------------
                                           Year ended December 31              Year ended December 31
                                        1998       1997        1996          1998       1997       1996
                                      --------- ----------- ------------   ---------- ---------- ---------
   Change in benefit obligation
   Benefit obligation at beginning      $(700)     $(732)      $(670)        $(214)     $(218)     $(212)
     of year
   Service cost                           (34)       (41)        (38)          (12)       (12)       (12)
   Interest cost                          (50)       (52)        (46)          (15)       (16)       (15)
   Plan amendment                           -          -         (16)            -          -          -
   Actuarial gain (loss)                  (79)        97          19            22         22         14
   Curtailment adjustment                   -          7           -             -          -          -
   Benefits paid                           36         21          19            13         10          7
                                      ========= =========== ============   ========== ========== =========
   Benefit obligation at end of year    $(827)     $(700)      $(732)        $(206)     $(214)     $(218)
                                      ========= =========== ============   ========== ========== =========


                                                                                   Other Postretirement Benefits
                                                   Pension Benefits
                                         --------------------------------------    ------------------------------
                                                Year ended December 31                Year ended December 31
                                            1998        1997          1996          1998       1997       1996
                                         ----------- ------------ -------------   ---------- ---------- ----------
   Change in plan assets
   Fair value of plan assets at
     beginning of year                      $980         $841         $723          $300        $247       $208
   Actual return on plan assets               23          130          118            15          41         32
   Employer contribution                      26           26           20            26          25         17
   Benefits paid                             (36)         (17)         (20)          (15)        (13)       (10)
                                         ----------- ------------ -------------   ---------- ---------- ----------
   Fair value of plan assets at end of      $993         $980         $841          $326        $300       $247
     year
                                         =========== ============ =============   ========== ========== ==========

   Funded status                            $166         $280         $109          $120        $ 86       $ 29
   Unrecognized net actuarial gain           (38)        (182)         (29)          (71)        (53)       (10)
   Unrecognized prior service cost            12           14           17             -           -          -
   Unamortized transition obligation         (37)         (49)         (60)            8          12         17
                                         ----------- ------------ -------------   ---------- ---------- ----------
   Prepaid benefit cost                     $103         $ 63         $ 37          $ 57        $ 45       $ 36
                                         =========== ============ =============   ========== ========== ==========

   Weighted-average assumptions as of
   December 31
   Discount rate                            6.75%        7.25%        7.25%          6.75%      7.25%      7.25%

   Components of net periodic benefit
     cost
   Service cost                             $ 34         $ 41         $ 38          $ 12        $ 12       $ 12
   Interest cost                              50           52           46            15          16         15
   Expected return on plan assets            (75)         (80)        (119)          (16)        (16)       (13)
   Amortization of prior service cost          1            1            1             -           -          -
   Amortization of transition (asset)
     obligation                              (11)         (11)         (11)            4           4          4
   Recognized net actuarial loss (gain)       (8)           2           52            (1)          -          -
                                         ----------- ------------ -------------   ---------- ---------- ----------
   Net periodic benefit cost (income)       $ (9)        $  5         $  7          $ 14        $ 16       $ 18
                                         =========== ============ =============   ========== ========== ==========

For 1998, 1997 and 1996, the expected long-term rates of return on plan assets for pension benefits were approximately 5%, 5% and 6.2%, respectively (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1%, 8.1% and 9.6% for 1998, 1997 and 1996, respectively. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 1998, 1997 and 1996, the expected long-term rates of return on plan assets for other post-retirement benefits were approximately 5%, 5% and 6.2%, respectively (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1%, 8.2% and 9.5% for 1998, 1997 and 1996, respectively. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 8.75% in 1998 and declines to an ultimate rate of 6% in 2025. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                             1-Percentage-     1-Percentage-
                                            Point Increase    Point Decrease
                                            ---------------   ---------------
   Effect on total of service and
     interest cost components                    $ 9               $ (6)
   Effect on accumulated postretirement
     benefit obligation                          $43               $(34)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation, to a maximum of $10,000 annually to the plans in 1998. Eligible participants were able to contribute up to 15% of their compensation, to a maximum of $9,500 annually to the plans in 1997 and 1996. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 2% of the participant's compensation. The Company contributed $11 million in 1998, $15 million in 1997 and $13 million in 1996 to these defined contribution plans.


10. Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and annuity and other considerations and benefits, claims and settlement expenses is as follows (in millions):

                                                      Year ended December 31
                                            1998           1997         1996
                                           -----------------------------------
                                           -----------------------------------

Premiums and annuity and other
considerations:
     Direct                                $3,380         $4,601       $5,034
     Assumed                                   59            106          116
     Ceded                                    (30)           (39)         (29)
                                           ===================================
Net premiums and annuity and other
considerations                             $3,409         $4,668       $5,121
                                           ===================================
                                           ===================================

Benefits, claims and settlement expenses:
     Direct                                $4,739         $5,596       $6,003
     Assumed                                   66            102          109
     Ceded                                    (28)           (66)         (25)
                                           ===================================
Net benefits, claims and
     settlement expenses                   $4,777         $5,632       $6,087
                                           ===================================

Effective July 1, 1998, the Company no longer participates in reinsurance pools related to the Federal Employee Group Life Insurance and Service Group Life Insurance programs. In 1997, the premium assumed from these arrangements was approximately $85 million.


11. Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other wholly owned investment real estate properties under various operating leases. Rental income for all operating leases totaled $362 million in 1998, $344 million in 1997 and $310 million in 1996. At December 31, 1998, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                     Held for Sale    Held for     Total Rental
                                                     Investment     Commitments
                                     -------------------------------------------
   1999                                  $150          $   172         $   322
   2000                                   127              162             289
   2001                                   103              140             243
   2002                                    77              117             194
   2003                                    49               99             148
   Thereafter                             152              758             910
                                     ===========================================
Total future minimum lease receipts      $658           $1,448           $2,106
                                     ===========================================


The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $60 million in 1998 and $84 million in both 1997 and 1996. At December 31, 1998, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   1999                                                   $  44
   2000                                                      38
   2001                                                      28
   2002                                                      22
   2003                                                      14
   Thereafter                                                17
                                                        -----------
                                                            163
   Less future sublease rental income on these
     noncancelable leases                                     6
                                                        ===========
   Total future minimum lease payments                     $157
                                                        ===========

The Company is a defendant in various legal actions arising in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from the resolution of such actions would not have a material effect on the Company's consolidated financial statements.

The Company is also subject to insurance guarantee laws in the states in which it writes business. These laws provide for assessments against insurance companies  for the  benefit  of  policyowners  and  claimants  in the  event  of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. At
December 31, 1998 and 1997, approximately $9 million and $6 million, respectively, is accrued in other liabilities in the consolidated statements of financial position for possible guarantee fund assessments for which notices have not been received and the Company does not anticipate receiving a premium tax credit.


12. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyowner liabilities other than investment contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyowner liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1998 and 1997, are as follows (in millions):

                                                             1998                         1997
                                                  ---------------------------  ----------------------------
                                                     Carrying       Fair         Carrying        Fair
                                                      Amount        Value         Amount         Value
                                                  ---------------------------  ----------------------------
   Assets (liabilities)
   Fixed maturities (see Note 3)                      $21,006       $21,006        $21,546      $21,546
   Equity securities (see Note 3)                       1,102         1,102          1,273        1,273
   Mortgage loans                                      12,091        12,711         13,286       14,010
   Policy loans                                            25            25            749          749
   Other investments                                      349           349            130          130
   Cash and cash equivalents                              461           461            546          546
   Accrued investment income                              375           375            457          457
   Financial instruments included in Closed
     Block (see Note 5)                                 3,587         3,652              -            -
   Investment-type insurance contracts                (22,127)      (21,606)       (22,115)     (22,637)
   Debt                                                  (671)         (708)          (459)        (486)


13. Statutory Insurance Financial Information

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted  accounting  practices  on  statutory  surplus  is not  material.  The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

The NAIC has adopted the Codification of Statutory Accounting Principles (Codification), the result of which is expected to constitute the primary source of "prescribed" statutory accounting practices assuming formal adoption by Iowa regulatory authorities. If adopted as proposed, the codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domiciled within those states. The impact on the Company's statutory financial statements has not been determined at this time.

Life/Health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1998, the Company meets the RBC requirements.

The following summary reconciles the assets and stockholder's equity at December 31, 1998, 1997 and 1996, and net income for the years ended December 31, 1998, 1997 and 1996, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa with that reported in these consolidated GAAP financial statements (in millions):

                                                                             Stockholder's
                                                                  Assets        Equity        Net Income
                                                               ---------------------------------------------
                                                               ---------------------------------------------
   December 31, 1998
   As reported in accordance with statutory accounting
     practices - unconsolidated                                   $70,096         $3,032         $511
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale           997            997            -
     Other investment adjustments                                   1,620          1,081          176
     Adjustments to insurance reserves and dividends                 (169)          (192)         (56)
     Deferral of policy acquisition costs                           1,105          1,105            -
     Surplus note reclassification as debt                              -           (298)           -
     Provision for deferred federal income taxes and other
       tax reclassifications                                            -           (475)         165
     Other - net                                                      294            219         (101)
                                                               =============================================
   As reported in these consolidated GAAP financial statements
                                                                  $73,943         $5,469         $695
                                                               =============================================

   December 31, 1997
   As reported in accordance with statutory accounting
     practices - unconsolidated                                   $63,957         $2,811         $432
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale         1,176          1,176            -
     Other investment adjustments                                     853          1,141           27
     Adjustments to insurance reserves and dividends                 (173)          (131)         (41)
     Deferral of policy acquisition costs                           1,057          1,057           43
     Surplus note reclassification as debt                              -           (298)           -
     Provision for deferred federal income taxes and other
       tax reclassifications                                            -           (643)           7
     Other - net                                                      184            171          (14)
                                                               ---------------------------------------------
                                                               =============================================
   As reported in these consolidated GAAP financial statements
                                                                  $67,054         $5,284         $454
                                                               =============================================



                                                                                  Stockholder's
                                                                  Assets          Equity         Net Income
                                                               ---------------------------------------------
   December 31, 1996
   As reported in accordance with statutory accounting
     practices - unconsolidated                                   $56,837         $2,504         $415
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale           964            964            -
     Other investment adjustments                                     355            901           53
     Adjustments to insurance reserves and dividends                 (156)          (115)         (41)
     Deferral of policy acquisition costs                           1,058          1,058           38
     Surplus note reclassification as debt                              -           (298)           -
     Provision for deferred federal income taxes and other
       tax reclassifications                                           (6)          (493)          60
     Other - net                                                       90            133            1
                                                               =============================================
   As reported in these consolidated GAAP financial statements
                                                                  $59,142         $4,654         $526
                                                               =============================================


14. Dividends

On December 1, 1998, the Company's Board of Directors declared dividends comprising cash and other assets totaling $200 million to its sole shareholder, Principal Financial Services, Inc. At December 31, 1998, $140 million of the dividends have been paid and the remaining balance is reported in other liabilities.


15. Year 2000 Issues (Unaudited)

In 1995, the Company began investigating the potential impact of the Year 2000 on its systems, procedures, customers and business processes. The Year 2000 assessment provided information used to determine what system components must be changed or replaced to minimize the impact of the calendar change from 1999 to 2000.

The Company will continue to use internal and external resources to modify, replace, and test its systems. Management estimates 100% of the identified modifications to mission critical systems and 99% of the identified modifications to other systems have been completed for its Year 2000 project. The project completion is scheduled to occur prior to any anticipated impact on the Company operations. The total cost for the project is estimated to be $20 million, with the costs being expensed as incurred until completion.

The Company faces the risk that one or more of its critical suppliers or customers (external relationships) will not be able to interact with the Company due to the third party's inability to resolve its own Year 2000 issues. The Company has completed its inventory of external relationships and is attempting to determine the overall Year 2000 readiness of its external relationships. The Company is engaged in discussions with the third parties and is requesting information as to those parties' Year 2000 plans and state of readiness. The Company, however, does not have sufficient information at the current time to predict whether all of its external relationships will be Year 2000 ready.

While the Company believes that it has addressed its Year 2000 concerns, the Company has begun to develop contingency/recovery plans aimed at ensuring the continuity of critical business functions before, on and after December 31, 1999. The Company expects contingency/recovery planning to be substantially complete by April 1, 1999. The Year 2000 contingency plans will be reviewed periodically throughout 1999 and revised as needed. The Company believes its Year 2000 contingency plans coupled with existing "disaster recovery" and "business resumption" plans minimize the impact Year 2000 issues may have on the organization.

The process the Company is using encourages the developers of the contingency plans to look beyond traditional systems problems which may include supply chain issues, economic conditions, social changes, political aspects and other factors which could influence the success of the business and customers.



                                     PART C
                           PERSONAL VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the six years ended December 31, 1998 and for the period beginning July 15, 1992 and ended December 31, 1992.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Net Assets, December 31, 1998.
                          Statement of Operations for the year ended
                            December 31, 1998.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 1998 and 1997.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Operations for the years
                            ended December 31, 1998, 1997 and 1996.
                          Consolidated Statements of Financial Position,
                            December 31, 1998 and 1997.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 1998, 1997 and 1996.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 1998, 1997 and 1996.
                          Notes to Consolidated Financial Statements.

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP
                 (10b) Powers of Attorney
                 (13a) Total Return Calculation (Filed 3/1/96)
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

Item 25.  Officers and Directors of the Depositor

          Principal   Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            BETSY J. BERNARD                 U.S. West
            Director
            Member, Nominating Committee

            JOCELYN CARTER-MILLER            Motorola
            Director
            Member, Audit Committee

            RUTH M. DAVIS                    The Pymatuning Group, Inc.
            Director                         Suite 570, 4900 Seminary Road
            Member, Nominating Committee     Alexandria, VA  22311

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chief Executive Officer
            Chair, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Chair, Human Resources
              Committee

            J. BARRY GRISWELL                The Principal Financial Group
            Director and                     Des Moines, IA  50392
            President

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
              Nominating Committees

            CHARLES S. JOHNSON               Pioneer Hi-Bred International, Inc.
            Director                         400 Locust, Ste. 700 Capital Square
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         350 Park Avenue - 8th Floor
            Member, Audit                    New York, NY  10022
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 44th Floor
            Member, Nominating Committee     New York, NY  10017

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Member, Human Resources          New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            DEAN D. THORNTON                 1602- 34 Court West
            Director                         Seattle, WA  98199
            Member, Audit Committee

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee

            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Senior Vice President

            PAUL S. BOGNANNO                 Senior Vice President

            C. ROBERT DUNCAN                 Senior Vice President

            DENNIS P. FRANCIS                Senior Vice President

            THOMAS J. GAARD                  Senior Vice President

            MICHAEL H.GERSIE                 Senior Vice President

            THOMAS J. GRAF                   Senior Vice President

            ROBB B. HILL                     Senior Vice President

            GREGG R. NARBER                  Senior Vice President and
                                             General Counsel

            MARY A. O'KEEFE                  Senior Vice President

            RICHARD L. PREY                  Senior Vice President

            ROBERT A. SLEPICKA               Senior Vice President

            NORMAN R. SORENSEN               Senior Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

Item 26.     Persons Controlled by or Under Common Control with Depositor

             Principal Life Insurance Company (an Iowa corporation) a life group, pension and individual insurance company.

             Sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.17% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.84% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.62% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 23.76% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 8.51% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.41% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 7.38% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 47.07% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal International Fund, Inc. (a Maryland Corporation) 22.93% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 43.01% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 31.37% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.66% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 68.91% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999

               Principal SmallCap Fund, Inc.(a Maryland  Corporation)  22.07% of
               shares  outstanding  owned by  Principal   Life  Insurance
               Company (including subsidiaries and affiliates) on February 12, 1999

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.30% of shares outstanding of the International Emerging Markets Portfolio, 43.66% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.25% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 12, 1999.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 12, 1999: Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Government Securities, Growth, High Yield, International, International SmallCap, MicroCap, MidCap, MidCap Growth, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities.

          Subsidiaries organized and wholly-owned by Principal Life Insurance Company:

               a. Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Life Insurance Company.

               b. PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation)

               c. Principal Development Investors, LLC (a Delaware Corporation) A limited liability company engaged in acquiring and improving real property through development and redevelopment.

               d.   Principal Capital Management, LLC (a Delaware Corporation) A
                    limited   liability   company   that   provides   investment
                    management services.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

               a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

               b.   Principal Enterprise Capital, LLC (a Delaware Corporation) a
                    company   engaged  in  the   operation   of   nonresidential
                    buildings.

               c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company involved in purchasing, managing and selling commercial real estate assets in the secondary market.

               d. Principal Real Estate Investors, LLC (a Delaware Corporation) a registered investment advisor.

               e.   Principal Commercial Funding, LLC (a Delaware
                    Corporation) a correspondent lender and service provider for loans.

               f. Principal Real Estate Services, LLC (a Delaware Corporation) a limited liability company which acts as a property manager and real estate service provider.

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c.   Principal   Development   Associates,   Inc.  (a  California
                    Corporation) a real estate development company.

               d. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

               e. Invista Capital Management, LLC (an Iowa Corporation) a registered investment adviser.

               f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               h. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a nondepository trust company.

               i. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

               j.   Principal   Health  Care,  Inc.  (an  Iowa   Corporation)  a
                    developer and administrator of managed care systems.

               k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               l. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               n.   Principal  International,   Inc.  (an  Iowa  Corporation)  a
                    company formed for the purpose of international business development.

               o.   Principal   Spectrum   Associates,    Inc.   (a   California
                    Corporation) a real estate development company.

               p. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and serves as a record keeper and third party administrator for various clients' defined contribution plans.

               q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               s.   Equity FC, Ltd. (an Iowa Corporation)  engaged in investment
                    transactions   including  limited  partnership  and  limited
                    liability companies.

               t. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

               u. HealthRisk Resource Group, Inc. (an Iowa Corporation) a management services organization.

               v. Dental-Net, Inc. (an Arizona Corporation) holding company of Employers Dental Services; a managed dental care services organization. HMO and dental group practice.

               w.   Principal Investors Corporation (a New Jersey Corporation) a
                    registered   broker-dealer  with  the  Securities   Exchange
                    Commission. It is not currently active.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

               a. Principal Management Corporation (an Iowa Corporation) a registered investment advisor.

          Subsidiaries owned by The Admar Group, Inc.:

               a. Admar Corporation (a California Corporation) a managed care services organization.

               b. Admar Insurance Marketing, Inc. (a California Corporation) a managed care services organization.

               c. Benefit Plan Administrators, Inc. (a Colorado Corporation) a managed care services organization.

               d. SelectCare Management Co., Inc. (a California Corporation) a managed care services organization.

               e. Image Financial & Insurance Services, Inc. (a California Corporation) a managed care services organization.

               f. WM. G. Hofgard & Co., Inc. (a California Corporation) a managed care services organization.

          Subsidiary owned by Petula Associates, Ltd.

               a. Magnus Properties, Inc. (an Iowa Corporation) which owns real estate.

          Subsidiary owned by Principal Residential Mortgage, Inc.:

               a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          Subsidiaries owned by Dental-Net, Inc.

               a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

               a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

               b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer pursuant to Section 15(b) of the Securities Exchange Act an a member of the National Association of Securities Dealers (NASD), limited to the sale of open-end mutual funds and variable insurance products.

               c. Boston Insurance Trust, Inc. (a Massachusetts corporation) authorized by charter to serve as a trustee in connection with multiple-employer group life insurance trusts or arrangements, and to generally participate in the administration of insurance trusts.

          Subsidiaries owned by Principal International, Inc.:

               a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

               b.   Principal  International   Argentina,   S.A.  (an  Argentina
                    services corporation).

               c.   Principal   International   Asia   Limited   (a  Hong   Kong
                    Corporation)   a   corporation   operating   as  a  regional
                    headquarters for Asia.

               d.   Principal    International   de   Chile,   S.A.   (a   Chile
                    Corporation) a holding company.

               e. Principal International Espana, S.A. de Seguros de Vida (a Spain Corporation) a life insurance company (individual group), annuities and pension.

               f.   Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico
                    Corporation)  a  life  insurance  company   (individual  and
                    group), personal accidents.

               g. Principal Afore, S.A. de C.V. (a Mexico Corporation), pension.

               h.   Zao Principal International (a Russia Corporation) inactive.

               i. Principal Trust Company (Asia) Limited (an Asia trust company).

               j. Principal Asset Management Company (Asia) Ltd. (Hong Kong) a corporation which manages pension funds.

               k. Principal Consulting (India) Private Limited (an India corporation) an India consulting company.

          Subsidiaries  owned by Principal International Argentina, S.A.:

               a. Principal Compania de Seguros de Retiro, S.A. (an Argentina Corporation) an individual annuity/employee benefit company.

               b. Principal Life Compania de Seguros, S.A. (an Argentina Corporation) a life insurance company.

          Subsidiary owned by Principal International de Chile, S.A.:

               a. Principal Compania de Seguros de Vida Chile S.A. (a Chile Corporation) life insurance and annuity company.

          Subsidiary owned by Principal International Espana, S.A. de Seguros de
          Vida:

               a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary owned by Principal Afore, S.A. de C.V.:

               a.   Siefore Principal, S.A. de C.V. (a Mexico
                    Corporation) an investment fund company.

Item 27.  Number of Contractowners - As of: March 31, 1999

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts           78                 8
          Pension Builder Contracts               683               378
          Personal Variable Contracts            5215               131
          Premier Variable Contracts            21638               279
          Flexible Variable Annuity Contract    36413             36413
          Freedom Variable Annuity Contract         0                 0

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

     (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

  John E. Aschenbrenner        Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Robert W. Baehr              Marketing Services
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Craig L. Bassett             Treasurer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael J. Beer              Acting President
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jerald L. Bogart             Insurance License Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Mary L. Bricker              Assistant Corporate
  The Principal                Secretary
  Financial Group
  Des Moines, IA 50392

  Lynn A. Brones               Vice President Sales,
  The Principal                Princor Investment Network
  Financial Group
  Des Moines, IA  50392

  David J. Drury               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ralph C. Eucher              Director and
  The Principal                Executive Vice President
  Financial Group
  Des Moines, IA  50392

  Arthur S. Filean             Vice President
  The Principal
  Financial Group
  Des Moines, IA 50392

  Dennis P. Francis            Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Paul N. Germain              Vice President-
  The Principal                Mutual Fund Operations
  Financial Group
  Des Moines, IA 50392

  Ernest H. Gillum             Vice President-
  The Principal                Compliance and Product
  Financial Group              Development
  Des Moines, IA 50392

  Thomas J. Graf               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  J. Barry Griswell            Director and
  The Principal                Chairman of the
  Financial Group              Board
  Des Moines, IA 50392

  Susan R. Haupts              Marketing Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Joyce N. Hoffman             Vice President and
  The Principal                Corporate Secretary
  Financial Group
  Des Moines, IA 50392

  Kraig L. Kuhlers             Marketing Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ellen Z. Lamale              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Julia M. Lawler              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  John R. Lepley               Senior Vice
  The Principal                President - Marketing
  Financial Group              and Distribution
  Des Moines, IA 50392

  Gregg R. Narber              Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  Kelly A. Paul                Systems & Technology
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Elise M. Pilkington          Assistant Director -
  The Principal                Retirement Consulting
  Financial Group
  Des Moines, IA  50392

  Richard L. Prey              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Layne A. Rasmussen           Controller-Mutual Funds
  The Principal
  Financial Group
  Des Moines, IA 50392

  Martin R. Richardson         Operations Officer-
  The Principal                Broker/Dealer Services
  Financial Group
  Des Moines, IA  50392

  Elizabeth R. Ring            Controller
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael D. Roughton          Counsel
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jean B. Schustek             Product Compliance Officer-
  The Principal                Registered Products
  Financial Group
  Des Moines, IA 50392

  Kyle R. Selberg              Vice President-
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

  Minoo Spellerberg            Compliance Officer
  The Principal
  Financial Group
  Des Moines, IA  50392

  Roger C. Stroud              Assistant Director-
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial               $13,709,101.12
       Services Corporation

              (3)                       (4)                 (5)

        Compensation on             Brokerage
           Redemption              Commissions         Compensation

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 19th day of April, 1999

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                    April 19, 1999
--------------------           Chief Executive Officer
D. J. Drury


/s/ D. C. Cunningham           Vice President and              April 19, 1999
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Senior Vice President           April 19, 1999
--------------------           (Principal Financial
M. H. Gersie                   Officer)


  (B. J. Bernard)*             Director                        April 19, 1999
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        April 19, 1999
--------------------
J. Carter-Miller


  (R. M. Davis)*               Director                        April 19, 1999
--------------------
R. M. Davis


  (C. D. Gelatt, Jr.)*         Director                        April 19, 1999
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                        April 19, 1999
--------------------
J. B. Griswell


  (G. D. Hurd)*                Director                        April 19, 1999
--------------------
G. D. Hurd


  (C. S. Johnson)*             Director                        April 19, 1999
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        April 19, 1999
--------------------
W. T. Kerr


  (L. Liu)*                    Director                        April 19, 1999
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                        April 19, 1999
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                        April 19, 1999
--------------------
R. D. Pearson


  (J. R. Price)*               Director                        April 19, 1999
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                        April 19, 1999
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                        April 19, 1999
--------------------
E. E. Tallett


  (D. D. Thornton)*            Director                        April 19, 1999
--------------------
D. D. Thornton


  (F. W. Weitz)*               Director                        April 19, 1999
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman and Chief Executive Officer

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein